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As filed with the Securities and Exchange Commission on April 27, 2001.

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Registration Nos. 333-92947
811-7543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	[ ]
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Post-Effective Amendment No. 2	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 69	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

125 High Street, Boston Massachusetts 02110

(Address of Depositor's Principal Executive Offices (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Senior Vice President and General Counsel

Keyport Life Insurance Company

125 High Street, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

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It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 1, 2001 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485

( ) on [date] pursuant to paragraph (a) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit Index on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

PART A

Prospectus for
The Rydex Variable Annuity
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

issued by

Variable Account A
of
Keyport Life Insurance Company
125 High Street
Boston, Massachusetts 02110

Service Office:
Keyport Life Insurance Co.
P.O. Box 691
Leesburg, VA 20178
(877) 569-3789

This prospectus describes the Rydex variable annuity Contracts offered by Keyport Life Insurance Company. This Contract may be sold under different names. Most transactions involving this Contract may be performed through the Internet Service Center.

The value of your Contract will fluctuate on a variable basis. The Contract is designed to help you in your retirement planning. You may purchase it on a tax qualified or non-tax qualified basis.

To apply for the Contract, you must be of legal age, in a state where the Contracts may lawfully be sold.

You may not purchase a Contract if either you or the Annuitant are over 90 years old before we receive your application. You may not purchase a tax-qualified Contract if you or the Annuitant are over 75 years old before we receive your application ( age 90 applies to Roth IRAs).

The minimum initial purchase payment for the Contract in most cases is $15,000. After the initial purchase payment, the minimum subsequent payment is $1,000. If you elect to have monthly electronic fund transfers, the minimum subsequent payment is $250. We reserve the right to limit the total purchase payments made under this Contract to $5,000,000.

If the value of your Contract is less than $5,000, we reserve the right to cancel your Contract and pay you the value of your Contract.

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We will allocate your initial purchase payment to the investment options you choose in the proportions you choose. Subsequent purchase payments will automatically be allocated to the Rydex U.S. Government Money Market Sub-account. You may then transfer funds from the Rydex U.S. Government Money Market Sub-account to any of the other available Sub-accounts. The Contract currently offers twenty-six investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

RYDEX VARIABLE TRUST: Rydex Nova Fund; Rydex Ursa Fund; Rydex OTC Fund; Rydex Arktos Fund; Rydex Mekros Fund; Rydex Large-Cap Europe Fund; Rydex Large-Cap Japan Fund; Rydex Banking Fund; Rydex Basic Materials Fund; Rydex Biotechnology Fund; Rydex Consumer Products Fund; Rydex Electronics Fund; Rydex Energy Fund; Rydex Energy Services Fund; Rydex Financial Services Fund; Rydex Health Care Fund; Rydex Internet Fund; Rydex Leisure Fund; Rydex Precious Metals Fund; Rydex Retailing Fund; Rydex Technology Fund; Rydex Telecommunications Fund; Rydex Transportation Fund; Rydex Utilities Fund; Rydex U.S. Government Bond Fund and Rydex U.S. Government Money Market Fund

Prospectuses for the Eligible Funds are attached. The purchase of a Contract involves certain risks. Investment performance of the Eligible Funds may vary. We do not guarantee any minimum Contract Value under the Contract. An investment in the Rydex U.S. Government Money Market Sub-account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Rydex U.S. Government Money Market Fund, in which the Rydex U.S. Government Money Market Sub-account invests, seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in the Rydex U.S. Government Money Market Sub-account.

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This prospectus contains important information about the Contract you should know before investing. You should read it before investing and keep it for future reference. You may download or print the prospectus from our website. If you require a free paper copy of this prospectus or the prospectuses for the Eligible Funds, please call or write our Service Office at the address above.

We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. A table of contents for the SAI appears on the last page of this prospectus. If you would like a free paper copy of this SAI, e-mail Help@mail.annuitynet.com or call the telephone number provided above. The SAI is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available through the SEC website or, if you prefer a paper copy, you may send an e-mail request to our Internet Service Center or by calling the telephone number above.

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NOT CURRENTLY AVAILABLE

The date of this prospectus is May 1, 2001.

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The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Definitions
Summary of Contract Features
Fee Table
Example
Explanation of Fee Table and Example

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Condensed Financial Information
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Performance Information
Keyport and the Variable Account
Purchase Payments and Applications
Investments of the Variable Account
  Allocations of Purchase Payments
  Eligible Funds
  Transfer of Variable Account Value
Substitution of Eligible Funds and Other Variable Account Changes
Deductions
  Deductions for Annuity Asset Charge
  Deductions for Premium Taxes
  Deductions for Income Taxes
  Total Variable Account Expenses
The Contracts
  Variable Account Value
  Valuation Periods
  Calculation of Contract Value
  Modification of the Contract
  Right to Revoke
Death Benefit Provisions
  Death of Annuitant
Contract Ownership
Assignment
Partial Withdrawals and Surrender
Annuity Provisions
  Annuity Benefits
  Annuity Option and Income Date
  Annuity Options
  Variable Annuity Payment Values
  Proof of Age, Sex, and Survival of Annuitant
Suspension of Payments
Advertising
Tax Status
  Introduction
  Taxation of Annuities in General
  Qualified Plans
  Individual Retirement Annuities
  Annuity Purchases by Nonresident Aliens
Variable Account Voting Privileges
Sales of the Contracts
Legal Proceedings
Records and Reports
Inquiries by Contract Owners
Table of Contents--Statement of Additional Information

DEFINITIONS

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Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

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Annuitant: The natural person on whose life annuity benefits are based starting on the Income Date.

Annuity Option: A form of payment of the annuity available under the Contract.

Annuity Payment: An amount paid at regular intervals after the Income Date under one of several Annuity Options. The amount paid may vary.

Annuity Unit: A unit of measure used to calculate the amount of Annuity Payments after the Income Date.

Contract: The variable annuity contract between you and us.

Contract Anniversary: Each anniversary of the Contract Date.

Contract Date: The date your Contract becomes effective. The date we receive your completed application and initial purchase payment.

Contract Owner ("you"): The person(s) having the privileges of ownership defined in the Contract.

Contract Value: The value of all Variable Account amounts under your Contract at a given time.

Contract Year: Each 12-month period beginning on the Contract Date and each Contract Anniversary thereafter.

Company ("we", "us", "our", "Keyport"): Keyport Life Insurance Company.

Designated Beneficiary: The person you designate to receive any death benefits under the Contract.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

In Force: The status of your Contract before the Income Date, as long as:
(1)	you do not totally surrender it,
(2)	your Contract Value is greater than zero, and
(3)	if the Annuitant or any Contract Owner has died, fewer than five years have passed since the date of death.

Income Date: The date on which Annuity Payments are to begin.

Internet Service Center: The Internet site that provides variable annuity contract documents and information to current and prospective Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

Non-Qualified Contract: Any Contract that is not issued under a Qualified Plan.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Sub-account: The portion of the Variable Account which invests in shares of a particular Eligible Fund.

Valuation Date: Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation Period: The period commencing at the close of trading (currently 4:00 p.m. ET) on each day that the NYSE is open for trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Contracts may be allocated. The Variable Account is divided into Sub-accounts, each of which invests in shares of an Eligible Fund.

SUMMARY OF CONTRACT FEATURES

Because this is a summary, it does not contain all of the information that may be important to you. You should read the entire prospectus before deciding to invest. Further, individual state requirements that are different from the information in this prospectus are described in supplements to this prospectus or in endorsements to the Contract.

WHAT ARE MY INVESTMENT CHOICES? You can allocate and reallocate your investment among the Sub-accounts of the Variable Account, each of which in turn invests in one of the following Eligible Funds:

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Rydex Variable Trust ("Rydex Trust"):
  Rydex Nova Fund
  Rydex Ursa Fund
  Rydex OTC Fund
  Rydex Arktos Fund
  Rydex Mekros Fund
  Rydex Large-Cap Europe Fund
  Rydex Large-Cap Japan Fund
  Rydex Banking Fund
  Rydex Basic Materials Fund
  Rydex Biotechnology Fund
  Rydex Consumer Products Fund
  Rydex Electronics Fund
  Rydex Energy Fund
  Rydex Energy Services Fund
  Rydex Financial Services Fund
  Rydex Health Care Fund
  Rydex Internet Fund
  Rydex Leisure Fund
  Rydex Precious Metals Fund
  Rydex Retailing Fund
  Rydex Technology Fund
  Rydex Telecommunications Fund
  Rydex Transportation Fund
  Rydex Utilities Fund
  Rydex U.S. Government Bond Fund
  Rydex U.S. Government Money Market Fund

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HOW DOES THE CONTRACT WORK? During the accumulation period, you may make purchase payments to us. Prior to annuitization, you may choose to withdraw some or all of your Contract Value. When you begin Annuity Payments, your periodic Annuity Payments will be based upon your Contract Value on the Income Date. Subsequently, Annuity Payments will vary depending upon the performance of the Funds you select. (See "The Contracts".)

WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER? Most transactions associated with your Contract can be accomplished through the Internet Service Center. We will send you information concerning your Contract, and you can receive documents concerning your Contract, through the Internet Service Center. You can monitor the status of your Contract, move funds from one Sub-account to another, change your e-mail or mailing address, etc., all through the Internet Service Center. For security reasons, we may issue you a PIN or password which you will use to access the Internet Service Center. Certain transactions, however, such as a change of Beneficiary or a total withdrawal of funds from the Contract, may not be completed through the Internet Service Center, but will also require a signed request that is faxed or mailed to our Service Office.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We apply an annual charge totaling .90% to the daily net asset value of the Variable Account. (See "Deductions".)

Each Eligible Fund also has additional operating expenses associated with its daily operation. Finally, each fund pays a management fee to its investment advisors based upon the average daily net asset value of the Fund. See the FEE TABLE. These fees and expenses are more fully described in the prospectuses for the funds.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts upon full surrender (including a surrender for the Death Benefit) or annuitization.

HOW WILL MY ANNUITY PAYMENTS BE CALCULATED? If you decide to annuitize, you elect an Annuity Option. Your periodic payment will be based upon the Annuity Option you selected, the changing values of the Sub-accounts in which you have invested, and your age at the Income Date. (See "Annuity Options".) Remember that you will benefit from any gain, and bear the risk of any drop, in the value of the securities in the Sub-accounts of the Variable Account.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? We will pay to your designated beneficiary the greater of your Contract Value or the sum of your purchase payments adjusted for partial withdrawals. (See "Death Provisions".)

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes. (See "Partial Withdrawals and Surrender".) You will be subject to income taxes on any earnings you withdraw and you may also be subject to a 10% income tax penalty. (See "Tax Status".)

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Internet Service Center, you cancel the Contract through the Internet Service Center or return it, postage prepaid, to the Service Office of Keyport, it will be canceled. If you live in a state that requires "return of Contract Value", you may invest in the Sub-Accounts during this period (the "Right to Revoke Period"). You bear the investment risk during this Right to Revoke Period. If you live in a state that requires "return of purchase payments", during this Right to Revoke Period and for ten additional days to allow for delivery of the notice from and to Us, your purchase payments will be invested in the Rydex U.S. Government Money Market Sub-account. You may change, at anytime during the Right to Revoke Period, the allocation(s) to the Sub-accounts of the Variable Account that you specified on your application. (See "Right to Revoke".)

FEE TABLE

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases:	0%
Maximum Surrender Charge (as a percentage of purchase payments):	0%
Annual Contract Maintenance Charge:	$0
Transfer Charge:	$0

Variable Account Annual Expenses
(as a percentage of average net assets)
Annuity Asset Charge: (This charge is for administrative, mortality and expense risk fees. See "Deductions".)	.90%
Total Variable Account Annual Expenses:	.90%

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Rydex Variable Trust Annual Expenses1
(as a percentage of average net assets)
Fund	Management Fees	Other Expenses	Total Fund Operating Expenses
Rydex Nova Fund	.75%	.67%	1.42%
Rydex Ursa Fund	.90%	.69%	1.59%
Rydex OTC Fund	.75%	.71%	1.46%
Rydex Arktos Fund	.90%	1.00%	1.90%
Rydex Mekros Fund	.90%	1.00%	1.90%
Rydex Large-Cap Europe Fund	.90%	1.00%	1.90%
Rydex Large-Cap Japan Fund	.90%	1.00%	1.90%
Rydex Banking Fund	.85%	1.00%	1.85%
Rydex Basic Materials Fund	.85%	1.00%	1.85%
Rydex Biotechnology Fund	.85%	1.00%	1.85%
Rydex Consumer Products Fund	.85%	1.00%	1.85%
Rydex Electronics Fund	.85%	1.00%	1.85%
Rydex Energy Fund	.85%	1.00%	1.85%
Rydex Energy Services Fund	.85%	1.00%	1.85%
Rydex Financial Services Fund	.85%	1.00%	1.85%
Rydex Health Care Fund	.85%	1.00%	1.85%
Rydex Internet Fund	.85%	1.00%	1.85%
Rydex Leisure Fund	.85%	1.00%	1.85%
Rydex Precious Metals Fund	.75%	1.29%	2.04%
Rydex Retailing Fund	.85%	1.00%	1.85%
Rydex Technology Fund	.85%	1.00%	1.85%
Rydex Telecommunications Fund	.85%	1.00%	1.85%
Rydex Transportation Fund	.85%	1.00%	1.85%
Rydex Utilities Fund	.85%	1.00%	1.85%
Rydex U.S. Government Bond Fund	.50%	1.39%	1.89%
Rydex U.S. Government Money Market Fund	.50%	.64%	1.14%

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The above expenses for the Eligible Funds were provided by the Funds. We have not independently verified the accuracy of the information.

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1All Trust and Fund expenses for Rydex Nova Fund, Rydex Ursa Fund, Rydex OTC Fund, Rydex Arktos Fund, Rydex Mekros Fund, Rydex Precious Metals Fund, Rydex U.S. Government Bond Fund and Rydex U.S. Government Money Market Fund are for 2000. Expenses for the remaining Funds are estimates since the Funds have been in existence for less than one year. The Rydex Trust expenses reflect such Trust's manager's and servicing company's agreement to reimburse expenses above certain limits.

Rydex Global Advisors, investment adviser to the Rydex Variable Trust, and PADCO Service Company, Inc., servicer to the Rydex Variable Trust, may from time to time volunteer to waive fees and/or reimburse expenses. For the period ending December 31, 2000, there were no waivers or reimbursements.

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EXAMPLE

Example 1. If your Contract stays in force through the periods shown or is surrendered or annuitized at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

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Sub-account	1 Year	3 Years	5 Years	10 Years
Rydex Nova	$23	$75	$135	$326
Rydex Ursa	25	80	144	348
Rydex OTC	24	76	137	331
Rydex Arktos Fund	28	90	161	386
Rydex Mekros Fund	28	90	161	386
Rydex Large-Cap Europe Fund	28	90	161	386
Rydex Large-Cap Japan Fund	28	90	161	386
Rydex Banking Fund	28	89	159	380
Rydex Basic Materials Fund	28	89	159	380
Rydex Biotechnology Fund	28	89	159	380
Rydex Consumer Products Fund	28	89	159	380
Rydex Electronics Fund	28	89	159	380
Rydex Energy Fund	28	89	159	380
Rydex Energy Services Fund	28	89	159	380
Rydex Financial Services Fund	28	89	159	380
Rydex Health Care Fund	28	89	159	380
Rydex Internet Fund	28	89	159	380
Rydex Leisure Fund	28	89	159	380
Rydex Precious Metals	29	95	169	403
Rydex Retailing Fund	28	89	159	380
Rydex Technology Fund	28	89	159	380
Rydex Telecommunications Fund	28	89	159	380
Rydex Transportation Fund	28	89	159	380
Rydex Utilities Fund	28	89	159	380
Rydex U.S. Government Bond	28	90	161	385
Rydex U.S. Government Money Market	20	66	119	290

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EXPLANATION OF FEE TABLE AND EXAMPLE

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The purpose of the fee table is to illustrate the expenses you may directly or indirectly bear under a Contract. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The fee table and example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract. We deduct the amount of any premium taxes (which currently range from 0% to 3.5%) upon full surrender (including a surrender for the Death Benefit) or annuitization.

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The example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, and "Management" in the prospectus for Rydex Trust.

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CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values*
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning of	End of	Units End
Sub-account	Year**	Year	of Year	Year

Rydex Nova	$25.000	$20.409	0	2000
Available in 2000 but no Accumulation Units were purchased

Rydex Ursa	25.000	28.731	0	2000
Available in 2000 but no Accumulation Units were purchased

Rydex OTC	25.000	15.493	0	2000
Available in 2000 but no Accumulation Units were purchased

Rydex Arktos Fund	Not available until May 1, 2001

Rydex Mekros Fund	Not available until May 1, 2001

Rydex Large-Cap Europe Fund	Not available until May 1, 2001

Rydex Large-Cap Japan Fund	Not available until May 1, 2001

Rydex Banking Fund	Not available until May 1, 2001

Rydex Basic Materials Fund	Not available until May 1, 2001

Rydex Biotechnology Fund	Not available until May 1, 2001

Rydex Consumer Products
Fund	Not available until May 1, 2001

Rydex Electronics Fund	Not available until May 1, 2001

Rydex Energy Fund	Not available until May 1, 2001

Rydex Energy Services Fund	Not available until May 1, 2001

Rydex Financial Services Fund	Not available until May 1, 2001

Rydex Health Care Fund	Not available until May 1, 2001

Rydex Internet Fund	Not available until May 1, 2001

Rydex Leisure Fund	Not available until May 1, 2001

Rydex Precious Metals	25.000	24.068	0	2000
Available in 2000 but no Accumulation Units were purchased

Rydex Retailing Fund	Not available until May 1, 2001

Rydex Technology Fund	Not available until May 1, 2001

Rydex Telecommunications
Fund	Not available until May 1, 2001

Rydex Transportation Fund	Not available until May 1, 2001

Rydex Utilities Fund	Not available until May 1, 2001

Rydex U.S. Government Bond	25.000	27.733	0	2000
Available in 2000 but no Accumulation Units were purchased

Rydex U.S. Government
Money Market	25.000	25.758	5,346	2000

*Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number. The year-end accumulation unit value reflects the actual performance of the corresponding Eligible Fund reduced by Variable Account expenses at the rate shown in the Fee Table.

**Each value is as of March 15, 2000, which is the date the Fund Sub-accounts first became available.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

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PERFORMANCE INFORMATION

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We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an estimate or guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular Contract Owner.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

We may present, along with any current required performance information, additional total return information that is computed on a different basis. Certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Contracts described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Contract for the specified time periods.

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The Rydex U.S. Government Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account but does not include premium tax charges. The yield would be lower if those charges were included.

We calculate the effective yield of the Rydex U.S. Government Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

KEYPORT AND THE VARIABLE ACCOUNT

We were incorporated in Rhode Island in 1957 as a stock life insurance company. Our executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Our home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865. The mailing address of our Service Office is Post Office Box 691, Leesburg, Virginia 20178. Our Internet Service Center is http://www.AnnuityNet.com.

We write individual life insurance and individual and group annuity contracts that are "non-participating". That is, we do not pay dividends or benefits based on our financial performance. We are licensed to do business in all states except New York and are also licensed in the District of Columbia and the Virgin Islands. We are rated A (Excellent) for financial strength by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA- for very strong financial security, Moody's rates us A2 for good financial strength and Duff & Phelps rates us AA- for very high claims paying ability. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. S&P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. The Moody's "2" modifier means that we are in the middle of the A category. The S&P and Duff & Phelps "-" modifier signifies that we are at the lower end of the AA category. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets. Our ratings do not affect or influence the performance of the Eligible Funds or the Separate Account.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

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We are owned by Liberty Financial Companies, Inc. and are ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance and financial services institution.

On November 1, 2000, Liberty Financial Companies, Inc., a Massachusetts corporation ("LFC"), our corporate parent issued a press release stating that it has retained CS First Boston to help explore strategic alternatives, including the possible sale of LFC. LFC added that, because the strategic review is now ongoing, it cannot speculate on the outcome, and there is no assurance that any transaction will be completed. We similarly cannot speculate on the outcome. Our management does not anticipate any material change in our financial condition.

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We established the Variable Account pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Contracts are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Contract Date. The minimum initial purchase payment is $15,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit. We will reduce the subsequent purchase payment to $250 in cases where you arrange for subsequent purchase payments by electronic funds transfer. Subsequent purchase payments will automatically be allocated to the Rydex U.S. Government Money Market Sub-account. You may then transfer funds from the Rydex U.S. Government Money Market Sub-account to any of the other available Sub-accounts. We reserve the right to cancel this Contract and return the Contract Value to you if the value of your Contract is less than $5,000. We may reject any purchase payment or any application. Purchase payments are allocated to a Contract based on the applicable Sub-account accumulation unit value(s) next determined after we receive it.

We have attempted to make the application process for the Contract as simple as possible. You may apply for the Contract on this Internet Service Center website (http://www.AnnuityNet.com) by completing our online application. During the application process, information is transferred between your computer and the Internet Service Center through a secure internet connection. In order to complete the online application, you will need to supply the following information:
o	the full name, address, telephone number, date of birth, and Social Security or Taxpayer Identification Number for the Primary Owner, Annuitant, and any Joint Owner; and
o	the full name, address, and relationship to the Owner of any Beneficiary(ies) that you wish to designate. If you do not designate any Beneficiary(ies), your estate will be the beneficiary.

Once you have completed the online application, you will be asked to print a copy of the application. You must sign this application and fax or mail it to our Service Office before we can process your application.

You may make your initial purchase payment by personal check, by enclosing your check with your signed application. During the online application process, you may also choose to make purchase payments by Electronic Funds Transfer (EFT). If you choose the EFT option, it will still be necessary for you to enclose either a deposit slip or a voided check with your signed application when you mail the application to our Service Office.

If your application for a Contract is complete, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If you live in a state that requires "return of purchase payments", during the Right to Revoke Period and for ten additional days to allow for delivery of the notice from and to Us, your purchase payments will be invested in the Rydex U.S. Government Money Market Sub-account. Once this period has ended, your purchase payments will then be allocated to the Sub-accounts you have selected. You may change, at anytime during the Right to Revoke Period, the allocation(s) to the Sub-accounts of the Variable Account that you specified on your application.

If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification by e-mail, to your last known e-mail address, showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We may request you to confirm that the information is correct by signing a copy of the letter or a Contract delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Contract relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the Eligible Funds. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

We will invest your initial purchase payment to the Variable Account in the Sub-accounts you choose, after the expiration of the Right to Revoke Period. Your selection must specify the percentage of the initial purchase payment that is allocated to each Sub-account. The percentage for each Sub-account, if not zero, must be a whole number. The total of your specified allocations for the initial purchase payment must equal 100%. Subsequent purchase payments will automatically be allocated to the Rydex U.S. Government Money Market Sub-account. From there, you may transfer purchase payments to the Sub-account investing in other Eligible Funds as you may select.

Eligible Funds

The Eligible Funds are the separate funds listed within the Rydex Trust. Keyport and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Contracts.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Eligible Funds possibly will not meet their investment objectives. You should carefully review their attached prospectuses before allocating amounts to the Sub-accounts of the Variable Account. The Eligible Funds are available for the separate accounts of insurance companies unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following caption: "Purchasing and Redeeming Shares".

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Rydex Global Advisors serves as the investment adviser and manager of the Eligible Funds of the Rydex Trust.

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Please see the Fund Prospectus for a complete description of the investment techniques utilized by the Funds, including the risks and volatility of these investments. Moreover, the strategic or tactical asset allocation program that can be utilized in a Contract of this type may be characterized as aggressive investing. There can be no assurance that you or any financial advisor will predict market moves successfully. If you utilized a financial advisor, you should carefully consider his or her education, experience, and reputation.

We briefly describe the Eligible Funds and the objectives they seek to achieve below:
Eligible Funds of Rydex Trust and Variable Account Sub-accounts	Investment Objective
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Rydex Nova Fund ("Rydex Nova Sub-account")	Investment returns that match the performance of a specific benchmark or a daily basis. The current benchmark is 150% of the performance of the S&P 500 Index.
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Rydex Ursa Fund ("Rydex Ursa Sub-account")	Investment returns that will inversely correlate to the performance of the S&P 500 Index.
Rydex OTC Fund ("Rydex OTC Sub-account")	Investment results that correspond to a benchmark for over-the-counter securities. The current benchmark is the NASDAQ 100 Index.
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Rydex Arktos Fund ("Rydex Arktos Sub-account")	Investment returns that match the performance of a specific benchmark. The current benchmark is the inverse performance of the NASDAQ 100 Index.
Rydex Mekros Fund ("Rydex Mekros Sub-account")	Investment returns that correspond to 150% of the daily price movement of the Russell 2000 Index.
Rydex Large-Cap Europe Fund ("Rydex Large-Cap Europe Sub-account")	Investment returns that correlate to the performance of a specific benchmark. The current benchmark is the Dow Jones Stoxx 50 Index.
Rydex Large-Cap Japan Fund ("Rydex Large-Cap Japan Sub-account")	Investment returns that correlate to the performance of a specific benchmark. The current benchmark is the Topix 100 Index.
Rydex Banking Fund ("Rydex Banking Sub-account")	Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Rydex Basic Materials Fund ("Rydex Basic Materials Sub-account")

Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology Fund ("Rydex Biotechnology Sub-account")

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Consumer Products Fund (Rydex Consumer Products Sub-account")	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Rydex Electronics Fund ("Rydex Electronics Sub-account")

Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy Fund ("Rydex Energy Sub-account")	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative energy sources.
Rydex Energy Services Fund ("Rydex Energy Services Sub-account")

Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Financial Services Fund ("Rydex Financial Services Sub-account")	Seeks capital appreciation by investing in companies involved in the financial services sector.
Rydex Health Care Fund ("Rydex Health Care Sub-account")	Seeks capital appreciation by investing in companies that are involved in the health care industry.
Rydex Internet Fund ("Rydex Internet Sub-account")	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Rydex Leisure Fund ("Rydex Leisure Sub-account")	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.
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Rydex Precious Metals Fund ("Rydex Precious Metals Sub-account")

Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.

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Rydex Retailing Fund ("Rydex Retailing Sub-account")

Seeks capital appreciation by investing in companies engaged in merchandising furnished goods and services, including department stores, restaurant franchises, mail order operations, and other companies involved in selling products to consumers.

Rydex Technology Fund ('Rydex Technology Sub-account")

Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications Fund ("Rydex Telecommunications Sub-account")	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Rydex Transportation Fund ("Rydex Transportation Sub-account")	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Rydex Utilities Fund ("Rydex Utilities Sub-account")	Seeks capital appreciation by investing in companies that operate public utilities.
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Rydex U.S. Government Bond Fund ("Rydex U.S. Government Bond Sub-account")	Investment results that correspond to a benchmark for U.S. Government Securities. The current benchmark is120% of the daily price movement of the Long Treasury Bond.
Rydex U.S. Government Money Market Fund ("Rydex U.S. Government Money Market Sub-account")	Security of principal, high current income and liquidity.

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another after expiration of the Right to Revoke Period. We do not limit the number or frequency of transfers.

You may submit your transfer requests through the Internet Service Center. If we receive your request before the relevant transaction cut-off times, we will initiate it at the close of business that day. We will initiate any requests received after the relevant transaction cut-off time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

The transaction cut-off times for the receipt of transfer requests are currently as follows:
o	for the Rydex U.S. Government Bond Sub-account, the time is 2:30 p.m. Eastern Time;
o	for the Rydex Precious Metals Sub-account, the time is 3:15 p.m Eastern time;.
o	for the Rydex Nova, Rydex Ursa, and Rydex OTC Sub-accounts, the time is 3:30 p.m. Eastern time;
o	for the Rydex U.S. Government Money Market Sub-account, the time is 4:00 p.m. Eastern Time.

If you choose to make a transfer between Sub-accounts that have different transaction cut-off times, the earlier cut-off time as shown above will apply to your transfer request. If the primary exchange or market on which the underlying Eligible Fund transacts business closes early, the above cut-off time will be approximately thirty minutes (forty-five minutes, in the case of the Rydex Precious Metals Fund) prior to the close of such exchange or market.

Transfer requests which you submit to us will remain in a queue with any other transfers you have submitted for any given valuation date. Your transfer requests will be executed in the order received. You may at any time view a list of transfer requests you have submitted that are awaiting execution by accessing your personal account information through the Internet Service Center. You may also retract a transfer request by removing it from the queue at any time prior to the earliest transaction cutoff time for any of the Sub-accounts involved in the transaction. In addition, you may not retract a transfer request if there are any subsequent request(s) in the queue for which any of the relevant transaction cutoff times have passed.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Contract, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in relation to the Variable Account and Eligible Funds:
o	to operate the Variable Account in any form permitted by law;
o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;
o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts;
o	to add, combine or remove Sub-accounts in the Variable Account; and
o	to change how we assess charges, so long as we do not increase them above the maximum total amount shown in the Fee Table in connection with your Contract.

DEDUCTIONS

Deductions for Annuity Asset Charge

We deduct an annuity asset charge on a daily basis in computing the Accumulation Unit values from each Sub-account. The annuity asset charge is equal, on an annual basis, to .90% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

The charge compensates us for administrative expenses we incur and for mortality and expense risks we assume. Our administrative expenses include, but are not limited to, bookkeeping costs, the cost of maintaining our Service Office and our Internet Service Center, and the costs associated with sales of the Contract. We assume the risk that annuitants as a class may live longer than expected (mortality risk), and that expenses may be higher than the deductions for those expenses (expense risk). In either case, the loss will fall on us. Conversely, if such deductions exceed our actual expenses, the excess will be profit to us.

Deductions for Premium Taxes

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We deduct the amount of any premium taxes required by any state or governmental entity. We deduct premium taxes from Contract Value when they are paid. The actual amount of any such premium taxes will depend, among other things, on the type of Contract you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of those states. Currently such premium taxes range from 0% to 3.5% of total purchase payments.

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Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Contract that a governmental authority requires us to withhold. See "Income Tax Withholding".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the annuity asset charge and, if applicable, a tax charge factor. (See "Calculation of Contract Value".)

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. Each Eligible Fund pays a management fee to its investment adviser(s) based upon the average daily net asset value of the Fund. Each Eligible Fund also has additional operating expenses associated with the daily operation of the funds. The prospectuses for the Eligible Funds describe these deductions and expenses.

THE CONTRACTS

Variable Account Value

The Variable Account Value for your Contract is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Contract and the appropriate Sub-account. Purchase payments are credited to your Contract using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value per share of the Eligible Fund shares. A valuation period is the period generally beginning at 4:00 P.M. (ET), or any other time for the close of trading on the New York Stock Exchange, and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends; New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

Calculation of Contract Value

Contract Value at any time prior to the Income Date equals the sum of the values of the Accumulation Units credited in the Sub-accounts under the Contract. Your Contract Value will fluctuate with the investment results of the Eligible Funds underlying the Sub-accounts you have selected.

The value of a Sub-account on any Valuation Date is the number of Accumulation Units in the Sub-account multiplied by the value of an Accumulation Unit in the Sub-account at the end of the Valuation Period.

Accumulation Units for each Sub-account are valued separately. Initially, the value of an Accumulation Unit was arbitrarily established at the inception of the Sub-account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Sub-account for any later Valuation Period is determined as follows:

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o

the total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

the liabilities of the Sub-account at the end of the Valuation Period (such liabilities include the daily charge (see below) imposed on the Sub-account, and may include a tax charge factor (see below); and the result is divided by

o	the outstanding number of Accumulation Units in the Sub-account at the beginning of the Valuation Period.

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The daily charge imposed on a Sub-account for any Valuation Period represent the annuity asset charge adjusted for the number of calendar days in the Valuation Period.

No tax charge factor is currently necessary since there are no federal income taxes attributable to the Separate Account. If we determine that there are federal income taxes attributable to the Separate Account, we may create a factor for such taxes to be included in the calculation.

Modification of the Contract

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Only our President or Secretary may agree to alter the Contract or waive any of its terms. A change may be made to the Contract if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

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Right to Revoke

Generally, you may return the Contract within 10 days after you receive it by delivering or mailing it to us. You may also cancel the Contract within 10 days through the Internet Service Center. If you return the Contract to us through the mail, the postmark on a properly addressed and postage-prepaid envelope determines if a Contract is returned within the 10-day period. We will treat the returned Contract as if we never issued it. We will promptly refund the Contract Value or purchase payments, whichever is required by state law, as of the date we receive the returned Contract or the date it is cancelled through the Internet Service Center. You may ask us which standard applies to your state. If you live in a state that requires "return of Contract Value", you may invest in the Sub-Accounts during this Right to Revoke Period. You bear the investment risk during this period. If you live in a state that requires "return of purchase payments", during the Right to Revoke Period and for ten additional days to allow for delivery of the notice from and to Us, your initial purchase payment will be held in the Rydex U.S. Government Money Market Sub-account. Your initial purchase payment will not be transferred to the Sub-account(s) you select until the Right to Revoke Period has ended.

You may change, at anytime during the Right to Revoke Period, the allocation(s) to the Sub-accounts of the Variable Account that you specified on your application.

In some states, under applicable law or regulation, your Right to Revoke Period may be longer than 10 days. Please refer to your Contract.

DEATH BENEFIT PROVISIONS

You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by mailing a request to our Service Office. A change of Beneficiary may be requested through the Internet Service Center but requires a signed request to be mailed to our Service Office. Each change of Beneficiary revokes any previous designation.

If there is a single Contract Owner and the Contract Owner dies before the Income Date, the Death Benefit paid to the designated Beneficiary will be the Contract Value as of the date on which we approve the payment of the claim.

The Death Benefit is the greater of premium payments less any partial withdrawals or the current Contract Value, less any applicable state premium taxes.

The premium payment death benefit is:
o	the initial premium payment, plus
o	any additional premium payments, minus
o	any partial withdrawals.

We will determine the value of the Death Benefit as of the date on which the death claim is approved for payment. We will approve a claim for a Death Benefit upon receipt of:

o	proof, satisfactory to us, of the death of the Contract Owner;
o	a request for payment of the Death Benefit mailed to our Service Office; and
o	our receipt of all required claim forms, fully completed.

We will make payment of an approved Death Benefit in accordance with applicable laws and regulations governing payment of Death Benefits. We will not allow any payment that does not satisfy the requirements of Internal Revenue Code section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will occur on the death of a Beneficiary:

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o	if any Beneficiary dies before the Contract Owner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
o	if no Beneficiary survives the Contract Owner, the proceeds of the Death Benefit will be paid to the Contract Owner's estate.

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The Death Benefit payable to the Beneficiary must be distributed within five years of the Contract Owner's date of death unless the Beneficiary begins receiving within one year of the Contract Owner's death substantially equal installments over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the spouse of the Contract Owner, then he or she may elect to continue the Contract as Contract Owner. If the Contract Owner is a corporation or other non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and the above distribution rules will apply.

If there are joint Contract Owners, upon the death of the first joint Contract Owner, the surviving joint Contract Owner will receive the Death Benefit. The surviving joint Contract Owner will be treated as the primary, Designated Beneficiary. Any other designation on record at the time of death will be treated as a contingent Beneficiary.

If the surviving joint Contract Owner, as spouse of the deceased joint Contract Owner, continues the Contract as the sole owner in lieu of receiving the Death Benefit, then the designated Beneficiary(s) will receive the Death Benefit upon the death of the surviving spouse.

Death of Annuitant

If the Annuitant is also the Contract Owner or joint Contract Owner, then the Death Benefit will be subject to the provisions of the Contract regarding death of the Contract Owner. If a surviving spouse assumes the contract upon death of a joint Contract Owner Annuitant, then the contingent Annuitant becomes the Annuitant. If no contingent Annuitant is named, then the surviving spouse becomes the Annuitant.

If an Annuitant who is not the Contract Owner or joint Contract Owner dies, then the contingent Annuitant, if any, becomes the Annuitant. If no contingent Annuitant is named, the Contract Owner (or joint Contract Owner if younger) becomes the Annuitant.

CONTRACT OWNERSHIP

The Contract Owner shall be the person designated in the application and you may exercise all the rights of the Contract. Joint Contract Owners are permitted. Contingent Contract Owners are not permitted.

You may direct us in writing to change the Contract Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of that person.

Because a change of Contract Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Contract may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Contract at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Contract may have limitations on your ability to assign the Contract.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Contract through the Internet Service Center or by submitting to us by mail your request for a partial withdrawal. You may not make a partial withdrawal during the Right to Revoke Period. The minimum withdrawal amount is $300, or such lesser amount as we may permit. If the Contract Value after a partial withdrawal would be below $5,000, we will treat the request as a withdrawal of only the amount over $5,000. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.

The minimum withdrawal amount is waived if you enter into an agreement with an investment adviser that allows the adviser to make partial withdrawals from your annuity to pay the service fees of the adviser. Such distributions may have adverse tax consequences. Please consult your tax adviser.

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You may totally surrender the Contract by notifying us by mail. Surrendering the Contract will end it. Upon surrender, you will receive the Contract Value less any applicable premium taxes.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may purchase for yourself an annuity payment option with any surrender benefit of at least $5,000 for yourself. If the Contract Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. Once annuity payments have begun, partial withdrawals and surrenders are available only under Option A. Any partial withdrawal will reduce your future annuity payments.

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a competent tax adviser.

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Participants under Qualified Plans as well as Contract Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to take a partial withdrawal or surrender the Contract under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

ANNUITY PROVISIONS

Each of the Rydex Trust Funds invests in the securities of a relatively few number of issuers. Since the assets of each Fund are invested in a limited number of issuers, the net asset value of the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence. You should consider this in making your decision to annuitize.

Annuity Benefits

If the Annuitant is alive on the Income Date and the Contract is In Force, we will begin variable income payments to the Annuitant under the Annuity Option or Options you have chosen. We determine the amount of the initial payment(s) on the Income Date by applying the Contract Value less any premium taxes not previously deducted to the option selected. See "Variable Annuity Payment Values" for additional information on how we calculate annuity payment amounts.

Subsequent payments will fluctuate in amount.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application or later. Any Income Date must be:

o	not earlier than the first day after the Contract Date, and
o	not later than the earlier of
	(i)	the later of the Annuitant's 90th birthday and the 10th Contract Anniversary or
	(ii)	any maximum date permitted under state law.

If you do not select an Income Date for the Annuitant, the Income Date will automatically be the latest date specified above.

You may choose or change an Annuity Option or the Income Date through the Internet Service Center or by writing to us at least 30 days before the Income Date. You may continue to make purchase payments until you reach your Income Date.

Annuity Options

The Annuity Options are:

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Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other variable income options if we agree. Fixed income payments are not available. If you do not select an Annuity Option, we automatically choose Option B.

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The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any annuity option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time, the payee may elect to receive the following amount:

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o

the present value of the remaining variable annuity payments, commuted at the 5% interest rate (3% per year for Florida Contracts) used to create the annuity factor for this option (this interest rate for variable annuity payments is also referred to as the assumed investment rate (AIR) or benchmark rate).

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Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:
o	we will continue payments during the remainder of the period to the successor payee; or
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o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% interest rate (3% per year for Florida Contracts) used to create the annuity factor for this option.

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The annuity asset charge is deducted during the Option A payment period, but we have no mortality risk during this period.

Currently, we permit the original payee to make a number of changes to variable payments under Option A. For regular PIPs, a change may be made generally only on the anniversary of the date of your initial PIP payment. The permissible changes include:

o	shortening or lengthening the period certain provided the payments already made and those to be made meet the 5 - 50 year and age 100 limits described above;
o	changing to a life option - note that under this option the payee no longer may end the payments for a commuted value;
o	changing the payment frequency; and
o	changing the day of the month on which payment occurs.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:
o	we will continue payments during the remainder of the period to the successor payee; or
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o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% interest rate (3% per year for Florida Contracts) used to create the annuity factor for this option.

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The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment, or to receive only two annuity payments if both payees die after receipt of the second payment, and so on.

Variable Annuity Payment Values

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We determine the amount of the first payment by using an annuity purchase rate based on an assumed annual investment rate (AIR or benchmark rate) of 5% per year (3% per year for Florida Contracts). (See "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs.) Subsequent payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the annuity asset charge) is better or worse than the assumed investment rate. The total dollar amount of each payment will be equal to the sum of all Sub-account payments.

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We limit the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the annuity payments to three times per contract year. We reserve the right to change the number of transfers that we allow.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:
o	the New York Stock Exchange (NYSE) is closed other than customary weekend or holiday closings;
o	trading on the Exchange is restricted;
o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

ADVERTISING

We may provide to you and prospective Contract Owners advertising and other information on a variety of topics. Such topics may include the relationship between certain economic sectors and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation). Such topics may also include, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

In marketing the variable annuity Contracts, we may refer to certain ratings assigned to us under the rating systems of the A.M. Best and Company, Standard & Poor's, Moody's and Duff & Phelps. The objective of these rating systems is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the Contracts and the underlying funds, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claims paying ability, the features of particular Contracts, and the comparative investment performance of the Eligible Funds with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest, discuss automatic withdrawal services, and describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Keyport, the Variable Account, the Eligible Funds and their investment management.

TAX STATUS

Introduction

This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, this discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Contract is for use by individuals in retirement plans which may or may not be Qualified Plans that receive special tax deferral benefits under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Contract and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Contract, or annuity payments. A trust or other entity owning a Non-Qualified Contract, other than as an agent for an individual, is taxed differently; increases in the value of a Contract are taxed yearly whether or not a distribution occurs.

Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Contract, the portion of the payment that exceeds your cost basis in the Contract is subject to tax as ordinary income. For Non-Qualified Contracts, the cost basis is generally the amount of the purchase payments made for the Contract. For Qualified Contracts, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Contract. If the Designated Beneficiary elects that the lump sum not be paid in order to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Contracts, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Contract Value exceeds purchase payments. Then, to the extent the Contract Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Contract, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Contracts is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Contract, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Contract to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Contract.

A special computational rule applies if we issue to you, during any calendar year, two or more Contracts, or one or more Contracts and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under any one Contract will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Contracts or contracts exceeds the sum of each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

Following any change by the payee to variable annuity payments under Option A, other than a change of the payment day of the month where the remaining payment length stays the same, the non-taxable portion of each payment will be recalculated in accordance with IRS standards.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal payments made for life or life expectancy;
o	after the death of the Contract Owner (or, where the Contract Owner is not a human being, after the death of the Annuitant);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified Contract's annuity payment option that provides for a series of substantially equal payments; provided that only one purchase payment is made to the Contract, that the Contract is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Contract Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Contracts unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. You may purchase a Non-Qualified Contract with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:
o	the new Contract will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Contracts";
o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over 10 years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Contract, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Contract will not be treated as an annuity contract. As a consequence, income earned on a Contract would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we could be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Contract. We, however, have reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult with your tax adviser.

Qualified Plans

The variable annuity Contract may be used with certain Qualified Plans. The Contract includes features such as tax deferral on accumulated earnings. Qualified Plans provide their own tax deferral benefit. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Contract with Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, Annuitants, and Designated Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract. Following is a brief description of the Qualified Plans and of the use of the Contract in connection with them. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Contract prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CONTRACTS

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The Contracts will be sold through the Internet Service Center we maintain for this purpose. Keyport Financial Services Corp. ("KFSC"), our indirect subsidiary, serves as the principal underwriter for the Contract described in this prospectus. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110. We may also from time to time enter into selling agreements with other broker/dealers who will also distribute the Contracts. Such broker/dealers will be appropriately licensed to sell the Contracts.

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LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

RECORDS AND REPORTS

As presently required by the Investment Company Act of 1940 ("1940 Act") and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. We will electronically mail to you, at your last know e-mail address, at least semiannually after the first Contract Year, reports containing information required by the 1940 Act or any other applicable law or regulation.

INQUIRIES BY CONTRACT OWNERS

If you have questions about your Contract, you may send an e-mail to our Internet Service Center (Help@Mail.AnnuityNet.com) or visit the Internet Service Center on the world wide web at http://www.AnnuityNet.com or write to us at Keyport Life Insurance Co., P.O. Box 691, Leesburg, VA 20178. You may also call our Service Office at (877) 569-3789.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

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PART B

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT LIFE INSURANCE COMPANY ("Keyport")

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This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Rydex variable annuity prospectus dated May 1, 2001. The SAI is incorporated by reference into the prospectus. A free copy of the prospectus is available by writing Keyport at its Service Office P.O. Box 691, Leesburg, VA 20178 or upon e-mail request through our Internet Service Center website (http://www.AnnuityNet.com) or by calling (877) 569-3789. The prospectus is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available at the SEC website and through our Internet Service Center.

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TABLE OF CONTENTS

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The date of this statement of additional information is May 1, 2001.

RA2001.SAI

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KEYPORT LIFE INSURANCE COMPANY

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Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Corporate Holdings, Inc., LFC Management Corporation and Liberty Financial Companies, Inc. ("LFC"). Liberty Mutual, as of December 31, 2000, owned, indirectly, approximately 71% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport, see "Keyport and the Variable Account" in the prospectus.

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VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all Sub-Account payments.

The first payment for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Contract's annuity table for the particular payment option; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter may increase or decrease and is determined as follows:

o

The total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

The liabilities of the Sub-account at the end of the Valuation Period (such liabilities include daily charges imposed on the Sub-account, and may include a tax charge factor); and the result is divided by

o

The outstanding number of Annuity Units in the Sub-account at the beginning of the Valuation Period. The result is adjusted by a factor to reflect the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year.

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Annuity Asset Charge) is better or worse than the assumed AIR percentage. For example, consider what would happen if the actual annualized investment return is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 5% AIR payments would increase in amount. With an actual 5% return, the 5% AIR payment would stay the same. With an actual return of 3%, the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 5% AIR payments would decrease in amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

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SAFEKEEPING OF ASSETS

Keyport acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account. Keyport has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements.

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PRINCIPAL UNDERWRITER

The Contract and Contracts, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

EXPERTS

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Ernst & Young LLP, independent auditors, have audited our consolidated financial statements at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Variable Account at December 31, 2000 and for each of the two years in the period ended December 31, 2000, as set forth in their reports. We've included our financial statements in the statement of additional information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.

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INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average annual total return information shows the average annual compounding percentage change applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Contract charges and deductions as required by certain regulatory rules. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Contract surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

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Average Annual Total Return for a Contract that is Surrendered

The tables below provide performance results for each Sub-Account through December 31, 2000. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner.

The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-Account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Contract at the end of each period. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-Account for the period specified. The first table uses the inception date of the Contract's Sub-Accounts while the second table assumes the Contract was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the 90% annual annuity asset charge.

Average Annual Total Return for a
Contract Surrendered on 12/31/00
Hypothetical $1,000 Purchase Payment*

Length of Investment Period

	One	Three	Five	Ten	Since Sub-Account
Sub-Account	Year	Years	Years	Years	Inception Shown
Rydex Nova Fund	N/A	N/A	N/A	N/A	-13.05%(03/15/00)**
Rydex Ursa Fund	N/A	N/A	N/A	N/A	8.54%(03/15/00)**
Rydex OTC Fund	N/A	N/A	N/A	N/A	-44.60%(03/15/00)**
Rydex Precious Metals Fund	N/A	N/A	N/A	N/A	-8.25%(03/15/00)**
Rydex U.S. Government Bond Fund	N/A	N/A	N/A	N/A	12.41%(03/15/00)**

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 1 on page 6 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

** Non-annualized total returns are shown since these Sub-Accounts have been in existence for less than one year.

		Average Annual Total Return for a
		Contract Surrendered on 12/31/00
		Hypothetical $1,000 Purchase Payment*

		Length of Investment Period

	One	Three	Five	Ten	Since Fund
Sub-Account	Year	Years	Years	Years	Inception Shown
Rydex Nova Fund	-21.01%	7.96%	N/A	N/A	12.60%(05/07/97)
Rydex Ursa Fund	15.02%	-8.82%	N/A	N/A	-10.60%(06/10/97)
Rydex OTC Fund	-38.56%	30.21%	N/A	N/A	26.54%(05/07/97)
Rydex Precious Metals Fund	-19.21%	-14.67%	N/A	N/A	-20.58%(05/27/97)
Rydex U.S. Government Bond Fund	19.09%	2.02%	N/A	N/A	4.89%(08/18/97)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 6 of the prospectus any expense reimbursement percentages currently applicable to the Funds.

** Non-annualized total returns are shown since these Sub-Accounts have been in existence for less than one year.

Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-Account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-Accounts assumes the Contracts were available prior to that date on the Funds' inception date.

A Sub-Account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-Account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Contracts annual .90% annuity asset charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.

	Average Annual Change	Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Fund	over the period shown
	Inception Shown	through 12/31/00
Sub-Account	through 12/31/00**	Three Years		Five Years	Ten Years
	Rydex Nova Fund	12.60%(05/07/97)	7.96%	N/A	N/A
	Rydex Ursa Fund	-10.60%(06/10/97)	-8.82%	N/A	N/A
	Rydex OTC Fund	26.54%(05/07/97)	30.21%	N/A	N/A
	Rydex Precious Metals Fund	-20.58%(05/27/97)	-14.67%	N/A	N/A
	Rydex U.S. Government Bond Fund	4.89%(08/18/97)	2.02%	N/A	N/A
	12-Month Period Change in Accumulation
	Unit Value**
Sub-Account	1997	1998	1999	2000
Rydex Nova Fund	22.50%*	30.40%	22.16%	-21.01%
Rydex Ursa Fund	-11.41%*	-21.71%	-15.83%	15.02%
Rydex OTC Fund	6.88%*	84.15%	95.11%	-38.56%
Rydex Precious Metals Fund	-29.64%*	-17.02%	-7.31%	-19.21%
Rydex U.S. Government Bond Fund	10.60%*	13.18%	-21.22%	19.09%

* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 1 on page 6 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.


Yield for Rydex U.S. Government Money Market Sub-Account

Yield percentages for the Rydex U.S. Government Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual .90% asset-based Contract charges. Yields do not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) x  365

                            C                  7

Where:

A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Rydex U.S. Government Money Market Sub-Account will continue over an entire year.


For the 7-day period ended 12/31/00 the yield for Rydex U.S. Government Money Market Sub-Account was 4.39%.


FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Life Insurance Company are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


Report of Independent Auditors

To the Board of Directors of Keyport Life Insurance Company

and Contract Owners of Variable Account A

We have audited the accompanying statement of assets and liabilities of Keyport Life Insurance Company Variable Account A (comprising, respectively, the AIM VI Capital Appreciation Fund - KG17, AIM VI Growth Fund - KG16, AIM VI International Equity Fund - KG12, AIM VI Value Fund - KG18, Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Premier Growth Portfolio (A), Alliance Premier Growth Portfolio (B), Alliance Technology Portfolio (B), Alliance Global Bond Portfolio (A), Alliance Global Bond Portfolio (B), Alliance Growth & Income Portfolio (A), Alliance Growth & Income Portfolio (B), Alliance Real Estate Portfolio (A), Alliance Worldwide Privatization Portfolio (B), Exeter Growth Fund, Exeter Moderate Growth Fund, Fidelity VIP Equity Income Fund - SC2, Fidelity VIP III Growth Opportunities Fund - SC2, Templeton Developing Markets Sec Fund 2, MFS Research Series IC, MFS Emerging Growth Series IC, MFS Bond Series IC, MFS Growth Series SC, MFS Emerging Growth Series SC, MFS Growth with Income Series SC, MFS New Discovery Series SC, Mitchell Hutchins Tactical Allocation Portfolio (I), Mitchell Hutchins Growth Portfolio (I), Mitchell Hutchins Balanced Portfolio (I), Mitchell Hutchins Growth & Income Portfolio (I), Mitchell Hutchins Global Equity Portfolio (I), Mitchell Hutchins Strategic Income Portfolio (I), Rydex OTC Fund, Rydex US Government Money Market Fund, Colonial Global Equity Fund, VS (B), Colonial High Yield Securities Fund, VS (A), Colonial High Yield Securities Fund, VS (B), Colonial International Fund for Growth, VS (A), Colonial International Horizons Fund, VS (A), Colonial Small Cap Value Fund, VS (A), Colonial Small Cap Value Fund, VS (B), Colonial Strategic Income Fund, VS (A), Colonial Strategic Income Fund, VS (B), Colonial US Growth & Income, VS (A), Colonial US Growth & Income, VS (B), Crabbe Huson Real Estate Investment Fund, VS (B), Liberty All-Star Equity Fund, VS (A), Liberty All-Star Equity Fund, VS (B), Liberty Newport Japan Opportunities Fund, VS (A), Liberty Newport Japan Opportunities Fund, VS (B), Liberty S&P 500 Index Fund, VS (A), Liberty S&P 500 Index Fund, VS (B), Liberty Select Value Fund, VS (A), Liberty Select Value Fund, VS (B), Liberty Value Fund, VS (A), Liberty Value Fund, VS (B), Newport Tiger Fund, VS (A), Newport Tiger Fund, VS (B), Rydex Financial Services Fund, VS (A), Rydex Financial Services Fund, VS (B), Rydex Health Care Fund, VS (A), Rydex Health Care Fund, VS (B), SteinRoe Global Utilities Fund, VS (A), Wanger Foreign Forty Fund, Wanger International Small Cap Fund, Wanger Twenty Fund, Wanger US Small Cap Fund, SteinRoe Balanced Fund VS (A), SteinRoe Balanced Fund VS (B), SteinRoe Growth Stock Fund VS (A), SteinRoe Growth Stock Fund VS (B), SteinRoe Mooney Market Fund (A), SteinRoe Mortgage Securities Fund VS (A), SteinRoe Mortgage Securities Fund VS (B), SteinRoe Small Company Growth Fund VS (A)) of Keyport Life Insurance Company as of December 31, 2000, and the related statement of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company - Variable Account A at December 31, 2000 and the results of its operations and changes in net assets for the years ended December 31, 2000 and 1999, respectively, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Boston, Massachusetts

March 23, 2001

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2000

Assets
Investments at market value:

AIM Variable Insurance Funds, Inc.
AIM VI Capital Appreciation Fund - KG17 930,010 shares (cost $33,515,061)	$28,681,496
AIM VI Growth Fund - KG16 321,600 shares (cost $9,510,929)	7,982,109
AIM VI International Equity Fund - KG12 574,193 shares (cost $13,126,394)	11,552,763
AIM VI Value Fund - KG18 1,310,393 shares (cost $42,016,173)	35,786,830

Alger American Fund
Alger American Growth Portfolio - 2,275,303 shares (cost $124,828,053)	107,553,579
Alger American Small Capitalization Portfolio - 1,084,411 shares (cost $40,720,347)	25,472,804

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio (A) - 4,840,110 shares (cost $151,386,390)	155,125,529
Alliance Premier Growth Portfolio (B) - 1,679,287 shares (cost $64,296,783)	53,619,645
Alliance Technology Portfolio (B) - 1,393,138 shares (cost $47,861,215)	34,689,132
Alliance Global Bond Portfolio (A) - 2,610,821 shares (cost $30,320,171)	28,614,596
Alliance Global Bond Portfolio (B) - 521,840 shares (cost $5,707,004)	5,698,495
Alliance Growth & Income Portfolio (A) - 382,082 shares (cost $8,310,206)	8,845,195
Alliance Growth & Income Portfolio (B) - 546,241 shares (cost $11,956,954)	12,596,322
Alliance Real Estate Investment Portfolio (A) - 93,181 shares (cost $910,407)	1,001,694
Alliance Worldwide Privatization Portfolio (B) - 14,255 shares (cost $242,692)	222,665

Exeter Insurance Fund, Inc.
Exeter Growth Fund - 23,517 shares (cost $297,817)	338,406
Exeter Moderate Growth Fund - 14,750 shares (cost $158,854)	169,474

Fidelity VIP Funds
Fidelity VIP Equity Income Fund - SC2 - 170,725 shares (cost $4,146,749)	4,338,118
Fidelity VIP III Growth Opportunities Fund - SC2 - 217,860 shares (cost $4,241,847)	3,851,767

Franklin Templeton Funds
Templeton Developing Markets Sec Fund 2 - 357,948 shares (cost $2,408,182)	1,868,488

MFS Variable Insurance Trust
MFS Research Series IC - 2,748,021 shares (cost $50,029,749)	57,158,832
MFS Emerging Growth Series IC - 1,750,879 shares (cost $39,698,497)	50,495,338
MFS Bond Series IC -666,159 shares (cost $7,392,367)	7,540,923
MFS Growth Series SC - 423,660 shares (cost $5,955,140)	5,499,113
MFS Emerging Growth Series SC - 165,207 shares (cost $5,412,426)	4,761,271
MFS Growth with Income Series SC - 132,359 shares (cost $2,815,926)	2,776,893
MFS New Discovery Series SC - 143,537 shares (cost $2,491,922)	2,381,282

Mitchell Hutchins Series Trust
Mitchell Hutchins Tactical Allocation Portfolio (I) - 1,935,695 shares (cost $31,587,405)	30,545,261
Mitchell Hutchins Growth Portfolio (I)- 124,715 shares (cost $2,421,225)	1,864,490
Mitchell Hutchins Balanced Portfolio (I) - 173,539 shares (cost $1,805,420)	1,719,772
Mitchell Hutchins Growth & Income Portfolio (I) - 83,816 shares (cost $1,279,627)	1,215,338
Mitchell Hutchins Global Equity Portfolio (I) - 45,906 shares (cost $691,716)	602,282
Mitchell Hutchins Strategic Income Portfolio (I) - 31,808 shares (cost $374,556)	359,743

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2000

Assets (continued)
Rydex Variable Trust
Rydex OTC Fund - 76,091 shares (cost $2,387,668)	$1,737,149
Rydex US Government Money Market Fund - 137,696 shares (cost $137,696)	137,696

Liberty Variable Investment Trust
Colonial Global Equity Fund, VS (B) - 904,103 shares (cost $9,375,956)	8,534,730
Colonial High Yield Securities Fund, VS (A) - 1,652,186 shares (cost $14,887,643)	12,308,783
Colonial High Yield Securities Fund, VS (B) - 130,073 shares (cost $1,086,182)	965,141
Colonial International Fund for Growth, VS (A) - 22,890,389 shares (cost $45,338,537)	44,178,450
Colonial International Horizons Fund, VS (B) - 1,095,645 (cost $11,856,012)	10,846,889
Colonial Small Cap Value Fund, VS (A) - 428,030 shares (cost $3,799,971)	4,592,767
Colonial Small Cap Value Fund, VS (B) - 283,464 shares (cost $2,898,413)	3,041,564
Colonial Strategic Income Fund, VS (A) - 9,869,177 shares (cost $109,687,685)	92,967,644
Colonial Strategic Income Fund, VS (B) - 314,030 shares (cost $3,234,862)	2,951,884
Colonial U.S. Growth & Income Fund, VS (A) - 6,427,665 (cost $118,627,939)	117,433,431
Colonial U.S. Growth & Income Fund, VS (B) - 193,560 shares (cost $3,753,039)	3,534,399
Crabbe Huson Real Estate Investment Fund, VS (B) - 425,138 shares (cost $4,028,068)	3,902,769
Liberty All-Star Equity Fund, VS (A) - 4,925,344 shares (cost $58,809,821)	61,172,772
Liberty All-Star Equity Fund, VS (B) - 195,425 shares (cost $2,572,417)	2,427,174
Liberty Newport Japan Opp Fund,VS (A) - 8,333 shares (cost $100,000)	70,333
Liberty Newport Japan Opp Fund, VS (B) - 209,824 shares (cost $2,506,592)	1,770,916
Liberty S&P 500 Index Fund, VS (A) - 8,374 shares (cost $100,458)	94,873
Liberty S&P 500 Index Fund, VS (B) - 936,807 shares (cost $11,280,970)	10,604,651
Liberty Select Value Fund, VS (A) - 8,412 shares (cost $101,042)	111,377
Liberty Select Value Fund, VS (B) - 272,301 shares (cost $3,382,424)	3,605,264
Liberty Value Fund, VS (A) - 7,080,536 shares (cost $110,953,651)	106,986,893
Liberty Value Fund, VS (B) - 68,145 shares (cost $978,602)	1,027,629
Newport Tiger Fund, VS (A) - 5,737,422 shares (cost $11,783,448)	12,564,954
Newport Tiger Fund, VS (B) - 265,246 shares (cost $647,731)	580,888
Rydex Financial Services Fund, VS (A) - 8,400 shares (cost $100,958)	121,878
Rydex Financial Services Fund, VS (B) - 151,946 shares (cost $1,949,145)	2,203,223
Rydex Health Care Fund, VS (A) - 8,333 shares (cost $100,000)	118,500
Rydex Health Care Fund, VS (B) - 197,609 shares (cost $2,518,369)	2,810,002
SteinRoe Global Utilities Fund, VS (A) - 3,695,619 shares (cost $52,372,619)	49,040,859
Wanger Foreign Forty Fund - 9,090 shares (cost $149,870)	157,172
Wanger International Small Cap Fund - 9,299 shares (cost $266,874)	264,936
Wanger Twenty Fund - 25,371 shares (cost $347,487)	357,228
Wanger US Small Cap Fund - 21,102 shares (cost $412,644)	421,837

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2000

Assets (continued)
SteinRoe Variable Investment Trust
SteinRoe Balanced Fund VS (A) - 8,909,591 shares (cost $145,838,567)	$145,671,805
SteinRoe Balanced Fund VS (B) - 812,247 shares (cost $13,641,391)	13,263,993
SteinRoe Growth Stock Fund VS (A) - 3,037,678 shares (cost $147,628,393)	135,632,341
SteinRoe Growth Stock Fund VS (B) - 365,145 shares (cost $18,921,408)	16,278,160
SteinRoe Money Market Fund VS (A) - 131,286,144 shares (cost $131,286,144)	131,286,144
SteinRoe Mortgage Securities Fund VS (A) - 4,484,238 shares (cost $47,046,703)	48,295,247
SteinRoe Mortgage Securities Fund VS (B) - 638,487 shares (cost $6,635,332)	6,850,970
SteinRoe Small Company Growth Fund VS (A) - 601,880 shares (cost $10,060,038)	11,483,864

Total assets	$1,767,338,824

Liabilities
Variable annuity contracts	$1,418,273,101
Annuity reserves	327,197,310
Invested by Keyport Life Insurance Company	21,868,413

Total liabilities	$1,767,338,824

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	AIM VI Capital		AIM VI
	Appreciation Fund - KG17		Growth Fund - KG16
	2000	1999	2000	1999
Income
Dividends	$791,334	$101,108	$270,330	$212,546
Expenses
Mortality and expense risk
and administrative charges	280,910	17,797	116,553	30,050
Net investment income (expense)	510,424	83,311	153,777	182,496
Realized gain (loss)	(31,627)	13,447	(8,957)	(7,215)
Unrealized appreciation (depreciation)
during the period	(5,886,232)	1,052,087	(2,404,819)	860,371
Net increase (decrease) in net assets
from operations	(5,407,435)	1,148,845	(2,259,999)	1,035,652

Purchase payments from contract owners	28,617,427	4,185,089	5,770,717	5,331,334
Transfers between accounts	8,942,016	993,933	1,529,690	880,608
Contract terminations and annuity payouts	(9,188,856)	(619,077)	(3,404,093)	(1,103,810)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	28,370,587	4,559,945	3,896,314	5,108,132

Net assets at beginning of period	5,718,344	9,554	6,345,794	202,010

Net assets at end of period	$28,681,496	$5,718,344	$7,982,109	$6,345,794

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	AIM VI International		AIM VI
	Equity Fund - KG12		Value Fund - KG18*
	2000	1999	2000	1999
Income
Dividends	$1,291,986	$231,844	$1,592,466	$169,257
Expenses
Mortality and expense risk
and administrative charges	148,967	32,232	382,928	33,040
Net investment income (expense)	1,143,019	199,612	1,209,538	136,217
Realized gain (loss)	4,078,130	482,068	55,430	17,433
Unrealized appreciation (depreciation)
during the period	(3,024,696)	1,436,781	(7,297,083)	1,067,740
Net increase (decrease) in net assets
from operations	2,196,453	2,118,461	(6,032,115)	1,221,390

Purchase payments from contract owners	10,381,538	4,185,708	31,540,085	8,344,951
Transfers between accounts	(4,517,330)	210,278	9,797,800	5,539,801
Contract terminations and annuity payouts	(2,731,372)	(616,109)	(11,486,338)	(3,138,744)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	3,132,836	3,779,877	29,851,547	10,746,008

Net assets at beginning of period	6,223,474	325,136	11,967,398	-

Net assets at end of period	$11,552,763	$6,223,474	$35,786,830	$11,967,398

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alger American		Alger American Small
	Growth Portfolio		Capitalization Portfolio
	2000	1999	2000	1999
Income
Dividends	$15,624,947	$4,125,851	$11,019,831	$1,377,954
Expenses
Mortality and expense risk
and administrative charges	1,620,516	750,374	402,960	190,423
Net investment income (expense)	14,004,431	3,375,477	10,616,871	1,187,531
Realized gain (loss)	(578,236)	40,351	(162,807)	54,937
Unrealized appreciation (depreciation)
during the period	(34,859,747)	14,054,925	(20,711,733)	4,938,728
Net increase (decrease) in net assets
from operations	(21,433,552)	17,470,753	(10,257,669)	6,181,196

Purchase payments from contract owners	30,579,088	45,556,871	11,142,378	6,670,716
Transfers between accounts	19,671,555	27,719,972	6,211,099	4,150,100
Contract terminations and annuity payouts	(17,832,190)	(16,386,178)	(5,057,039)	(2,224,408)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	32,418,453	56,890,665	12,296,438	8,596,408

Net assets at beginning of period	96,568,678	22,207,260	23,434,035	8,656,431

Net assets at end of period	$107,553,579	$96,568,678	$25,472,804	$23,434,035

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Global		Alliance Global
	Bond Portfolio (A)		Bond Portfolio (B)*
	2000	1999	2000	1999
Income
Dividends	$1,298,382	$717,113	$-	$-
Expenses
Mortality and expense risk
and administrative charges	402,009	290,442	57,672	4,514
Net investment income (expense)	896,373	426,671	(57,672)	(4,514)
Realized gain (loss)	(169,198)	(1,298)	(1,362)	6,228
Unrealized appreciation (depreciation)
during the period	(732,891)	(1,642,033)	42	(8,551)
Net increase (decrease) in net assets
from operations	(5,716)	(1,216,660)	(58,992)	(6,837)

Purchase payments from contract owners	6,408,759	14,226,536	-
Transfers between accounts	(57,737)	8,708,174	4,043,605	1,731,231
Contract terminations and annuity payouts	(5,736,032)	(5,229,415)	(10,512)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	614,990	17,705,295	4,033,093	1,731,231

Net assets at beginning of period	28,005,322	11,516,687	1,724,394	-

Net assets at end of period	$28,614,596	$28,005,322	$5,698,495	$1,724,394

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Premier		Alliance Premier
	Growth Portfolio (A)		Growth Portfolio (B)*
	2000	1999	2000		1999
Income
Dividends	$11,946,785	$1,528,062	$-	$
Expenses
Mortality and expense risk
and administrative charges	2,538,389	1,624,556	562,676		31,174
Net investment income (expense)	9,408,396	(96,494)	(562,676)		(31,174)
Realized gain (loss)	(945,508)	10,224	6,736		34,093
Unrealized appreciation (depreciation)
during the period	(40,469,657)	34,532,124	(12,273,525)		1,596,386
Net increase (decrease) in net assets
from operations	(32,006,769)	34,445,854	(12,829,465)		1,599,305

Purchase payments from contract owners	64,893,553	89,118,935	-
Transfers between accounts	(25,171,260)	35,163,003	50,711,704		14,138,101
Contract terminations and annuity payouts	(35,825,180)	(29,222,853)	-
Other transfers to Keyport Life
Insurance Company	-	-	-		-
Net increase (decrease) in net assets from
contract transactions	3,897,114	95,059,085	50,711,704		14,138,101

Net assets at beginning of period	183,235,184	53,730,245	15,737,406

Net assets at end of period	$155,125,529	$183,235,184	$53,619,645		$15,737,406

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Growth &		Alliance Growth &
	Income Portfolio (A)		Income Portfolio (B)*
	2000	1999	2000		1999
Income
Dividends	$843,189	$233,094	$-	$
Expenses
Mortality and expense risk
and administrative charges	113,006	43,751	73,540		4,395
Net investment income (expense)	730,183	189,343	(73,540)		(4,395)
Realized gain (loss)	68,409	(2,141)	(48,029)		(4,082)
Unrealized appreciation (depreciation)
during the period	486,806	(8,268)	574,238		65,130
Net increase (decrease) in net assets
from operations	1,285,398	178,934	452,669		56,653

Purchase payments from contract owners	15,879,323	8,481,681	-		-
Transfers between accounts	(8,136,578)	(996,576)	10,281,255		1,805,745
Contract terminations and annuity payouts	(6,898,482)	(1,508,301)	-		-
Other transfers to Keyport Life
Insurance Company	-	-	-		-
Net increase (decrease) in net assets from
contract transactions	844,263	5,976,804	10,281,255		1,805,745

Net assets at beginning of period	6,715,534	559,796	1,862,398

Net assets at end of period	$8,845,195	$6,715,534	$12,596,322		$1,862,398

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Real Estate		Alliance
	Investment Portfolio (A)		Technology Portfolio (B)*
	2000	1999	2000	1999
Income
Dividends	$43,480	$22,514	$1,837,236	$-
Expenses
Mortality and expense risk
and administrative charges	14,280	8,164	436,655	17,881
Net investment income (expense)	29,200	14,350	1,400,581	(17,881)
Realized gain (loss)	25,175	(241)	(447,583)	61,619
Unrealized appreciation (depreciation)
during the period	168,747	(75,059)	(14,965,181)	1,793,097
Net increase (decrease) in net assets
from operations	223,122	(60,950)	(14,012,183)	1,836,835

Purchase payments from contract owners	370,360	1,082,272	34,961,612	6,575,226
Transfers between accounts	(295,122)	(2,353)	14,450,924	2,034,349
Contract terminations and annuity payouts	(323,356)	(111,440)	(9,967,862)	(1,189,769)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(248,118)	968,479	39,444,674	7,419,806

Net assets at beginning of period	1,026,690	119,161	9,256,641	-

Net assets at end of period	$1,001,694	$1,026,690	$34,689,132	$9,256,641

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Alliance Worldwide		Templeton Developing
Privatization Portfolio (B)**		Markets Sec Fund 2
	2000	2000	1999
Income
Dividends	$-	$10,213	$-
Expenses
Mortality and expense risk
and administrative charges	775	24,888	1,741
Net investment income (expense)	(775)	(14,675)	(1,741)
Realized gain (loss)	(1,010)	(5,430)	346
Unrealized appreciation (depreciation)
during the period	(20,027)	(657,375)	117,681
Net increase (decrease) in net assets
from operations	(21,812)	(677,480)	116,286

Purchase payments from contract owners	136,906	1,019,856	683,637
Transfers between accounts	112,555	876,671	131,425
Contract terminations and annuity payouts	(4,984)	(258,802)	(23,105)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	244,477	1,637,725	791,957

Net assets at beginning of period	-	908,243	-

Net assets at end of period	$222,665	$1,868,488	$908,243

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Fidelity VIP Equity		Fidelity VIP III Growth	Liberty
Income Fund-SC2**		Opportunities Fund-SC2**	Value Fund, VS (A)*****
	2000	2000	2000	1999
Income
Dividends	$-	$-	$1,627,420	$23,259,913
Expenses
Mortality and expense risk
and administrative charges	13,126	12,824	1,383,184	1,113,754
Net investment income (expense)	(13,126)	(12,824)	244,236	22,146,159
Realized gain (loss)	849	(281)	375,117	11,844
Unrealized appreciation (depreciation)
during the period	191,370	(390,080)	13,446,195	(19,403,775)
Net increase (decrease) in net assets
from operations	179,093	(403,185)	14,065,548	2,754,228

Purchase payments from contract owners	3,682,789	3,749,188	7,162,176	36,657,225
Transfers between accounts	929,487	1,100,537	(2,761,851)	26,613,474
Contract terminations and annuity payouts	(453,251)	(594,773)	(11,899,071)	(15,183,259)
Other transfers to Keyport Life
Insurance Company	-	-	-	18,401
Net increase (decrease) in net assets from
contract transactions	4,159,025	4,254,952	(7,498,746)	48,105,841

Net assets at beginning of period	-	-	100,420,091	49,560,022

Net assets at end of period	$4,338,118	$3,851,767	$106,986,893	$100,420,091

** Commenced operations June 1, 2000

                              ***** Name Change from Colonial Growth & Income effective June 1, 200 0

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Liberty Value		SteinRoe
Fund, VS (B)**		Global Utilities Fund, VS (A)
	2000	2000	1999
Income
Dividends	$12,572	$5,296,134	$1,355,330
Expenses
Mortality and expense risk
and administrative charges	1,579	718,811	418,090
Net investment income (expense)	10,993	4,577,323	937,240
Realized gain (loss)	(84)	(50,606)	43,748
Unrealized appreciation (depreciation)
during the period	49,027	(12,842,593)	8,110,911
Net increase (decrease) in net assets
from operations	59,936	(8,315,876)	9,091,899

Purchase payments from contract owners	434,024	11,035,837	17,956,204
Transfers between accounts	585,014	7,158,827	8,600,913
Contract terminations and annuity payouts	(51,345)	(7,506,216)	(5,126,741)
Other transfers to Keyport Life
Insurance Company	-	-	2,232
Net increase (decrease) in net assets from
contract transactions	967,693	10,688,448	21,432,608

Net assets at beginning of period	-	46,668,287	16,143,780

Net assets at end of period	$1,027,629	$49,040,859	$46,668,287

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Colonial International		Colonial
	Fund for Growth, VS (A)		Strategic Income Fund, VS (A)
	2000	1999	2000	1999
Income
Dividends	$6,750,426	$422,000	$9,150,642	$7,496,637
Expenses
Mortality and expense risk
and administrative charges	698,723	617,550	1,360,040	1,099,621
Net investment income (expense)	6,051,703	(195,550)	7,790,602	6,397,016
Realized gain (loss)	468,922	261,754	(215,327)	7,539
Unrealized appreciation (depreciation)
during the period	(17,563,623)	16,101,378	(8,930,078)	(6,026,313)
Net increase (decrease) in net assets
from operations	(11,042,998)	16,167,582	(1,354,803)	378,242

Purchase payments from contract owners	2,881,909	9,502,502	13,029,085	37,409,240
Transfers between accounts	(201,683)	3,970,819	(7,860,930)	32,717,261
Contract terminations and annuity payouts	(5,424,797)	(5,573,546)	(14,185,880)	(16,167,084)
Other transfers to Keyport Life
Insurance Company	-	639	-	-
Net increase (decrease) in net assets from
contract transactions	(2,744,571)	7,900,414	(9,017,725)	53,959,417

Net assets at beginning of period	57,966,019	33,898,023	103,340,172	49,002,513

Net assets at end of period	$44,178,450	$57,966,019	$92,967,644	$103,340,172

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Colonial Strategic		Colonial US Growth
Income Fund, VS (B)**		& Income Fund, VS (A)
	2000	2000	1999
Income
Dividends	$288,149	$13,479,046	$6,120,287
Expenses
Mortality and expense risk
and administrative charges	8,485	1,599,033	1,189,617
Net investment income (expense)	279,664	11,880,013	4,930,670
Realized gain (loss)	(159)	342,671	37,415
Unrealized appreciation (depreciation)
during the period	(282,978)	(9,421,100)	4,116,559
Net increase (decrease) in net assets
from operations	(3,473)	2,801,584	9,084,644

Purchase payments from contract owners	2,876,762	17,174,256	39,987,438
Transfers between accounts	632,042	(2,127,478)	22,124,597
Contract terminations and annuity payouts	(553,447)	(14,865,867)	(13,821,211)
Other transfers to Keyport Life
Insurance Company	-	-	4,860
Net increase (decrease) in net assets from
contract transactions	2,955,357	180,911	48,295,684

Net assets at beginning of period	-	114,450,936	57,070,608

Net assets at end of period	$2,951,884	$117,433,431	$114,450,936

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Colonial US Growth		Colonial High Yield
& Income Fund, VS (B)**		Securities Fund, VS (A)
	2000	2000	1999
Income
Dividends	$305,549	$1,177,649	$526,823
Expenses
Mortality and expense risk
and administrative charges	9,946	161,431	66,776
Net investment income (expense)	295,603	1,016,218	460,047
Realized gain (loss)	1,178	(38,222)	(612)
Unrealized appreciation (depreciation)
during the period	(218,640)	(2,022,600)	(508,444)
Net increase (decrease) in net assets
from operations	78,141	(1,044,604)	(49,009)

Purchase payments from contract owners	2,919,119	7,687,284	8,271,916
Transfers between accounts	873,659	12,958	677,592
Contract terminations and annuity payouts	(336,520)	(3,313,176)	(878,921)
Other transfers to Keyport Life
Insurance Company	-	-	47
Net increase (decrease) in net assets from
contract transactions	3,456,258	4,387,066	8,070,634

Net assets at beginning of period	-	8,966,321	944,696

Net assets at end of period	$3,534,399	$12,308,783	$8,966,321

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Colonial High Yield		Colonial Small Cap
Securities Fund, VS (B)**		Value Fund, VS (A)
	2000	2000	1999
Income
Dividends	$89,498	$47,483	$1,957
Expenses
Mortality and expense risk
and administrative charges	3,650	47,250	8,163
Net investment income (expense)	85,848	233	(6,206)
Realized gain (loss)	(1,929)	(936)	652
Unrealized appreciation (depreciation)
during the period	(121,041)	659,239	128,204
Net increase (decrease) in net assets
from operations	(37,122)	658,536	122,650

Purchase payments from contract owners	1,266,468	3,120,102	1,353,806
Transfers between accounts	(56,493)	684,048	109,900
Contract terminations and annuity payouts	(207,712)	(1,430,690)	(71,652)
Other transfers to Keyport Life
Insurance Company	-	-	12
Net increase (decrease) in net assets from
contract transactions	1,002,263	2,373,460	1,392,066

Net assets at beginning of period	-	1,560,771	46,055

Net assets at end of period	$965,141	$4,592,767	$1,560,771

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Colonial Small Cap
Value Fund, VS (B)**		Newport Tiger Fund, VS (A)
	2000	2000	1999
Income
Dividends	$31,086	$124,113	$80,205
Expenses
Mortality and expense risk
and administrative charges	7,567	191,370	98,281
Net investment income (expense)	23,519	(67,257)	(18,076)
Realized gain (loss)	1,269	365,895	99,866
Unrealized appreciation (depreciation)
during the period	143,151	(2,362,610)	3,908,644
Net increase (decrease) in net assets
from operations	167,939	(2,063,972)	3,990,434

Purchase payments from contract owners	2,603,493	2,979,946	2,762,039
Transfers between accounts	795,115	2,139,594	1,203,071
Contract terminations and annuity payouts	(524,983)	(1,497,502)	(1,236,774)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,873,625	3,622,038	2,728,336

Net assets at beginning of period	-	11,006,888	4,288,118

Net assets at end of period	$3,041,564	$12,564,954	$11,006,888

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Newport		Liberty All-Star
Tiger Fund, VS (B)**		Equity Fund, VS (A)
	2000	2000	1999
Income
Dividends	$5,183	$3,905,476	$2,304,616
Expenses
Mortality and expense risk
and administrative charges	3,470	800,147	444,590
Net investment income (expense)	1,713	3,105,329	1,860,026
Realized gain (loss)	103,101	4,365,739	5,652
Unrealized appreciation (depreciation)
during the period	(66,843)	(5,456,020)	2,599,215
Net increase (decrease) in net assets
from operations	37,971	2,015,048	4,464,893

Purchase payments from contract owners	468,609	7,773,581	21,278,246
Transfers between accounts	113,209	10,566,095	11,009,736
Contract terminations and annuity payouts	(38,901)	(6,507,970)	(6,610,197)
Other transfers to Keyport Life
Insurance Company	-	(24,261,924)	531
Net increase (decrease) in net assets from
contract transactions	542,917	(12,430,218)	25,678,316

Net assets at beginning of period	-	71,587,942	41,444,733

Net assets at end of period	$580,888	$61,172,772	$71,587,942

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Liberty All-Star		Colonial Global
Equity Fund, VS (B)**		Equity Fund, VS (B)*
	2000	2000	1999
Income
Dividends	$133,989	$-	$28,046
Expenses
Mortality and expense risk
and administrative charges	7,466	46,686	3,386
Net investment income (expense)	126,523	(46,686)	24,660
Realized gain (loss)	(609)	(16,840)	7,366
Unrealized appreciation (depreciation)
during the period	(145,243)	(1,554,801)	713,576
Net increase (decrease) in net assets
from operations	(19,329)	(1,618,327)	745,602

Purchase payments from contract owners	2,136,206	2,828,237	1,671,713
Transfers between accounts	590,006	1,273,374	5,176,579
Contract terminations and annuity payouts	(279,709)	(1,176,309)	(366,139)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,446,503	2,925,302	6,482,153

Net assets at beginning of period	-	7,227,755	-

Net assets at end of period	$2,427,174	$8,534,730	$7,227,755

* Commenced operations July 1, 1999

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Colonial Int'l		Crabbe Huson Real Estate
	Horizons Fund, VS (B)*		Investment Fund, VS (B)*
	2000	1999	2000	1999
Income
Dividends	$-	$60,630	$203,791	$63,727
Expenses
Mortality and expense risk
and administrative charges	75,991	5,109	14,758	872
Net investment income (expense)	(75,991)	55,521	189,033	62,855
Realized gain (loss)	745	14,031	(398)	(142)
Unrealized appreciation (depreciation)
during the period	(2,144,743)	1,135,620	215,587	(340,886)
Net increase (decrease) in net assets
from operations	(2,219,989)	1,205,172	404,222	(278,173)

Purchase payments from contract owners	6,815,162	2,221,592	1,195,761	260,599
Transfers between accounts	1,632,835	4,764,826	716,876	2,160,347
Contract terminations and annuity payouts	(2,844,925)	(727,784)	(539,537)	(17,326)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	5,603,072	6,258,634	1,373,100	2,403,620

Net assets at beginning of period	7,463,806	-	2,125,447	-

Net assets at end of period	$10,846,889	$7,463,806	$3,902,769	$2,125,447

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Liberty Newport Japan		Liberty Newport Japan	Liberty S&P 500
Opportunities Fund, VS (A)**		Opportunities Fund, VS (B)**	Index Fund, VS (A)**
	2000	2000	2000
Income
Dividends	$-	$-	$458
Expenses
Mortality and expense risk
and administrative charges	-	466	-
Net investment income (expense)	-	(466)	458
Realized gain (loss)	-	24,718	-
Unrealized appreciation (depreciation)
during the period	(29,667)	(735,676)	(5,585)
Net increase (decrease) in net assets
from operations	(29,667)	(711,424)	(5,127)

Purchase payments from contract owners	-	89,946	-
Transfers between accounts	-	10,384	-
Contract terminations and annuity payouts	-	(17,990)	-
Other transfers to Keyport Life
Insurance Company	100,000	2,400,000	100,000
Net increase (decrease) in net assets from
contract transactions	100,000	2,482,340	100,000

Net assets at beginning of period	-	-	-

Net assets at end of period	$70,333	$1,770,916	$94,873

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Liberty S&P 500		Liberty Select	Liberty Select
Index Fund, VS (B)**		Value Fund, VS (A)**	Value Fund, VS (B)**
	2000	2000	2000
Income
Dividends	$50,682	$1,042	$33,592
Expenses
Mortality and expense risk
and administrative charges	18,747	-	3,997
Net investment income (expense)	31,935	1,042	29,595
Realized gain (loss)	(410)	-	(2,136)
Unrealized appreciation (depreciation)
during the period	(676,319)	10,335	222,840
Net increase (decrease) in net assets
from operations	(644,794)	11,377	250,299

Purchase payments from contract owners	6,053,817	-	1,276,661
Transfers between accounts	1,376,654	-	274,412
Contract terminations and annuity payouts	(1,081,026)	-	(96,108)
Other transfers to Keyport Life
Insurance Company	4,900,000	100,000	1,900,000
Net increase (decrease) in net assets from
contract transactions	11,249,445	100,000	3,354,965

Net assets at beginning of period	-	-	-

Net assets at end of period	$10,604,651	$111,377	$3,605,264

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Rydex Financial		Rydex Financial	Rydex Health Care
Services Fund, VS (A)**		Services Fund, VS (B)**	Fund, VS (A)**
	2000	2000	2000
Income
Dividends	$958	$17,010	$-
Expenses
Mortality and expense risk
and administrative charges	-	3,225	-
Net investment income (expense)	958	13,785	-
Realized gain (loss)	-	(56)	-
Unrealized appreciation (depreciation)
during the period	20,920	254,078	18,500
Net increase (decrease) in net assets
from operations	21,878	267,807	18,500

Purchase payments from contract owners	-	1,011,836	-
Transfers between accounts	-	213,100	-
Contract terminations and annuity payouts	-	(189,520)	-
Other transfers to Keyport Life
Insurance Company	100,000	900,000	100,000
Net increase (decrease) in net assets from
contract transactions	100,000	1,935,416	100,000

Net assets at beginning of period	-	-	-

Net assets at end of period	$121,878	$2,203,223	$118,500

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

Rydex Health		Wanger Foreign	Wanger International
Care Fund, VS (B)**		Forty Fund***	Small Cap Fund***
	2000	2000	2000
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	4,969	80	132
Net investment income (expense)	(4,969)	(80)	(132)
Realized gain (loss)	178	205	960
Unrealized appreciation (depreciation)
during the period	291,633	7,302	(1,937)
Net increase (decrease) in net assets
from operations	286,842	7,427	(1,109)

Purchase payments from contract owners	1,366,274	138,403	235,795
Transfers between accounts	446,647	11,395	49,534
Contract terminations and annuity payouts	(189,761)	(53)	(19,284)
Other transfers to Keyport Life
Insurance Company	900,000	-	-
Net increase (decrease) in net assets from
contract transactions	2,523,160	149,745	266,045

Net assets at beginning of period	-	-	-

Net assets at end of period	$2,810,002	$157,172	$264,936

** Commenced operations June 1, 2000

*** Commenced operation October 16, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Wanger	Wanger US Small	Exeter Small
	Twenty Fund***	Cap Fund***	Cap Fund*****
	2000	2000	2000	1999
Income
Dividends	$-	$-	$-	$39
Expenses
Mortality and expense risk
and administrative charges	221	241	-	23
Net investment income (expense)	(221)	(241)	-	16
Realized gain (loss)	15	(211)	-	(314)
Unrealized appreciation (depreciation)
during the period	9,742	9,193	-	385
Net increase (decrease) in net assets
from operations	9,536	8,741	-	87

Purchase payments from contract owners	192,438	381,170	-	-
Transfers between accounts	165,172	47,058	-	-
Contract terminations and annuity payouts	(9,918)	(15,132)	-	(2,689)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	347,692	413,096	-	(2,689)

Net assets at beginning of period	-	-	-	2,602

Net assets at end of period	$357,228	$421,837	$-	$-

                   *** Commenced operations October 16, 2000

                  ***** Name Change from Manning & Napier Small Cap Portfolio effective October 11, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

			Exeter Moderate
	Exeter Growth Fund*******		Growth Fund******
	2000	1999	2000	1999
Income
Dividends	$8,336	$17,706	$-	$854
Expenses
Mortality and expense risk
and administrative charges	1,111	1,055	116	34
Net investment income (expense)	7,225	16,651	(116)	820
Realized gain (loss)	57	(10,293)	5	720
Unrealized appreciation (depreciation)
during the period	42,242	26,456	10,620	(452)
Net increase (decrease) in net assets
from operations	49,524	32,814	10,509	-

Purchase payments from contract owners	-	-	160,000	-
Transfers between accounts	-	(200,529)	(1,035)	-
Contract terminations and annuity payouts	-	-	-	(4,227)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	-	(200,529)	158,965	(4,227)

Net assets at beginning of period	288,882	456,597	-	3,139

	$338,406	$288,882	$169,474	$-

                   ****** Name Change from Manning & Napier Growth Portfolio effective October 11, 2000

                  ******* Name Change from Manning & Napier Equity Portfolio effective October 11, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	MFS Emerging
	Growth Series IC		MFS Bond Series IC
	2000	1999	2000	1999
Income
Dividends	$3,259,564	$-	$359,334	$59,673
Expenses
Mortality and expense risk
and administrative charges	808,517	439,623	99,390	56,119
Net investment income (expense)	2,451,047	(439,623)	259,944	3,554
Realized gain (loss)	(207,887)	236,766	20,560	583
Unrealized appreciation (depreciation)
during the period	(15,747,140)	23,048,053	265,073	(126,367)
Net increase (decrease) in net assets
from operations	(13,503,980)	22,845,196	545,577	(122,230)

Purchase payments from contract owners	5,996,984	12,040,565	2,245,547	7,053,474
Transfers between accounts	8,133,164	6,932,697	(401,708)	(208,097)
Contract terminations and annuity payouts	(6,461,760)	(4,689,590)	(1,615,873)	(818,108)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	7,668,388	14,283,672	227,966	6,027,269

Net assets at beginning of period	56,330,930	19,202,062	6,767,380	862,341

Net assets at end of period	$50,495,338	$56,330,930	$7,540,923	$6,767,380

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

			MFS Emerging
	MFS Research Series IC		Growth Series SC**
	2000	1999	2000
Income
Dividends	$4,061,966	$480,701	$-
Expenses
Mortality and expense risk
and administrative charges	877,391	606,895	15,057
Net investment income (expense)	3,184,575	(126,194)	(15,057)
Realized gain (loss)	142,010	(5,817)	(8,874)
Unrealized appreciation (depreciation)
during the period	(7,004,412)	10,633,721	(651,155)
Net increase (decrease) in net assets
from operations	(3,677,827)	10,501,710	(675,086)

Purchase payments from contract owners	4,451,754	19,066,897	5,123,377
Transfers between accounts	1,028,877	12,814,399	1,002,812
Contract terminations and annuity payouts	(6,234,816)	(7,842,197)	(689,832)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(754,185)	24,039,099	5,436,357

Net assets at beginning of period	61,590,844	27,050,035	-

Net assets at end of period	$57,158,832	$61,590,844	$4,761,271

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

MFS Growth			MFS New
with Income Series SC**		MFS Growth Series SC**	Discovery Series SC**
	2000	2000	2000
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	8,662	16,049	7,807
Net investment income (expense)	(8,662)	(16,049)	(7,807)
Realized gain (loss)	(2,251)	(687)	(4,741)
Unrealized appreciation (depreciation)
during the period	(39,034)	(456,027)	(110,640)
Net increase (decrease) in net assets
from operations	(49,947)	(472,763)	(123,188)

Purchase payments from contract owners	2,516,075	4,932,267	1,994,860
Transfers between accounts	831,357	1,710,797	797,967
Contract terminations and annuity payouts	(520,592)	(671,188)	(288,357)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,826,840	5,971,876	2,504,470

Net assets at beginning of period	-	-	-

Net assets at end of period	$2,776,893	$5,499,113	$2,381,282

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Mitchell Hutchins		Mitchell Hutchins
	Balanced Portfolio (I)*		Global Equity Portfolio (I)*
	2000	1999	2000	1999
Income
Dividends	$116,647	$5	$56,893	$282
Expenses
Mortality and expense risk
and administrative charges	13,311	1,895	7,994	639
Net investment income (expense)	103,336	(1,890)	48,899	(357)
Realized gain (loss)	3,557	1,318	2,329	273
Unrealized appreciation (depreciation)
during the period	(104,936)	19,287	(114,399)	24,964
Net increase (decrease) in net assets
from operations	1,957	18,715	(63,171)	24,880

Purchase payments from contract owners	1,812,084	290,494	442,794	356,489
Transfers between accounts	82,082	388,801	33,455	26,468
Contract terminations and annuity payouts	(792,051)	(82,310)	(214,530)	(4,103)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,102,115	596,985	261,719	378,854

Net assets at beginning of period	615,700	-	403,734	-

Net assets at end of period	$1,719,772	$615,700	$602,282	$403,734

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Mitchell Hutchins		Mitchell Hutchins
	Growth Portfolio (I)*		Growth & Income Portfolio (I)*
	2000	1999	2000	1999
Income
Dividends	$479,369	$24	$59,476	$1
Expenses
Mortality and expense risk
and administrative charges	31,899	8,050	14,019	1,440
Net investment income (expense)	447,470	(8,026)	45,457	(1,439)
Realized gain (loss)	25,343	(9,607)	2,531	(252)
Unrealized appreciation (depreciation)
during the period	(946,652)	389,917	(113,902)	49,613
Net increase (decrease) in net assets
from operations	(473,839)	372,284	(65,914)	47,922

Purchase payments from contract owners	907,833	1,463,018	1,168,073	556,246
Transfers between accounts	(274,867)	903,617	(17,741)	263,025
Contract terminations and annuity payouts	(658,726)	(374,830)	(655,422)	(80,851)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(25,760)	1,991,805	494,910	738,420

Net assets at beginning of period	2,364,089	-	786,342	-

Net assets at end of period	$1,864,490	$2,364,089	$1,215,338	$786,342

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Mitchell Hutchins		Mitchell Hutchins Tactical
	Strategic Income Portfolio (I)*		Allocation Portfolio (I)*
	2000	1999	2000	1999
Income
Dividends	$15,530	$3,115	$563,257	$1,502,420
Expenses
Mortality and expense risk
and administrative charges	3,490	175	394,094	89,704
Net investment income (expense)	12,040	2,940	169,163	1,412,716
Realized gain (loss)	391	-	19,146	(763)
Unrealized appreciation (depreciation)
during the period	(11,714)	(3,099)	(1,245,682)	203,538
Net increase (decrease) in net assets
from operations	717	(159)	(1,057,373)	1,615,491

Purchase payments from contract owners	490,564	5,060	16,703,380	10,162,651
Transfers between accounts	45,566	50,992	2,500,878	15,571,444
Contract terminations and annuity payouts	(232,997)	-	(11,423,043)	(3,528,167)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	303,133	56,052	7,781,215	22,205,928

Net assets at beginning of period	55,893	-	23,821,419	-

Net assets at end of period	$359,743	$55,893	$30,545,261	$23,821,419

* Commenced operations July 1, 1999

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Rydex	Rydex US Gov't
	OTC Fund****	Money Market Fund****
	2000	2000
Income
Dividends	$25,079	$240
Expenses
Mortality and expense risk
and administrative charges	5,423	31
Net investment income (expense)	19,656	209
Realized gain (loss)	(3,911)	-
Unrealized appreciation (depreciation)
during the period	(650,519)	-
Net increase (decrease) in net assets
from operations	(634,774)	209

Purchase payments from contract owners	1,921,600	137,487
Transfers between accounts	647,259	-
Contract terminations and annuity payouts	(196,936)	-
Other transfers to Keyport Life
Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	2,371,923	137,487

Net assets at beginning of period	-	-

Net assets at end of period	$1,737,149	$137,696

**** Commenced operations March 15, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Money		SteinRoe Small
	Market Fund, VS (A)		Company Growth Fund, VS (A)
	2000	1999	2000	1999
Income
Dividends	$5,695,740	$2,705,615	$-	$-
Expenses
Mortality and expense risk
and administrative charges	1,324,208	773,463	180,976	98,329
Net investment income (expense)	4,371,532	1,932,152	(180,976)	(98,329)
Realized gain (loss)	-	-	(13,964)	28,500
Unrealized appreciation (depreciation)
during the period	-	-	(988,472)	3,282,785
Net increase (decrease) in net assets
from operations	4,371,532	1,932,152	(1,183,412)	3,212,956

Purchase payments from contract owners	74,258,740	75,251,444	829,752	1,468,690
Transfers between accounts	6,056,974	10,769,792	2,764,824	718,299
Contract terminations and annuity payouts	(37,570,692)	(34,684,625)	(1,657,210)	(915,225)
Other transfers to Keyport Life
Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	42,745,022	51,336,611	1,937,366	1,271,764

Net assets at beginning of period	84,169,590	30,900,827	10,729,910	6,245,190

Net assets at end of period	$131,286,144	$84,169,590	$11,483,864	$10,729,910

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe		SteinRoe Balanced
	Balanced Fund, VS (A)		Fund, VS (B)**
	2000	1999	2000
Income
Dividends	$9,924,908	$5,104,247	$-
Expenses
Mortality and expense risk
and administrative charges	1,959,829	1,246,257	39,503
Net investment income (expense)	7,965,079	3,857,990	(39,503)
Realized gain (loss)	40,456	65,992	6,292
Unrealized appreciation (depreciation)
during the period	(11,507,282)	7,222,022	(377,398)
Net increase (decrease) in net assets
from operations	(3,501,747)	11,146,004	(410,609)

Purchase payments from contract owners	43,045,965	90,372,817	13,852,141
Transfers between accounts	6,827,173	23,241,187	3,031,598
Contract terminations and annuity payouts	(33,297,192)	(43,865,024)	(3,209,137)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	16,575,946	69,748,980	13,674,602

Net assets at beginning of period	132,597,606	51,702,622	-

Net assets at end of period	$145,671,805	$132,597,606	$13,263,993

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Mortgage		SteinRoe Mortgage
	Securities Fund, VS (A)		Securities Fund, VS (B)**
	2000	1999	2000
Income
Dividends	$2,699,379	$1,532,953	$-
Expenses
Mortality and expense risk
and administrative charges	636,910	494,945	18,128
Net investment income (expense)	2,062,469	1,038,008	(18,128)
Realized gain (loss)	107,804	(1,894)	1,239
Unrealized appreciation (depreciation)
during the period	2,008,968	(1,130,189)	215,638
Net increase (decrease) in net assets
from operations	4,179,241	(94,075)	198,749

Purchase payments from contract owners	6,236,846	15,439,942	6,161,156
Transfers between accounts	1,237,319	10,229,684	1,588,804
Contract terminations and annuity payouts	(6,954,866)	(7,730,613)	(1,097,739)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	519,299	17,939,013	6,652,221

Net assets at beginning of period	43,596,707	25,751,769	-

Net assets at end of period	$48,295,247	$43,596,707	$6,850,970

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Growth		SteinRoe Growth
	Stock Fund, VS (A)		Stock Fund, VS (B)**
	2000	1999	2000
Income
Dividends	$16,305,245	$1,216,366	$-
Expenses
Mortality and expense risk
and administrative charges	1,946,123	825,682	56,191
Net investment income (expense)	14,359,122	390,684	(56,191)
Realized gain (loss)	(220,397)	(43,936)	(5,894)
Unrealized appreciation (depreciation)
during the period	(38,563,107)	21,089,496	(2,643,248)
Net increase (decrease) in net assets
from operations	(24,424,382)	21,436,244	(2,705,333)

Purchase payments from contract owners	51,315,908	43,034,325	17,528,730
Transfers between accounts	32,707,765	21,733,236	3,841,040
Contract terminations and annuity payouts	(27,637,921)	(13,629,029)	(2,386,277)
Other transfers to Keyport Life
Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	56,385,752	51,138,532	18,983,493

Net assets at beginning of period	103,670,971	31,096,195	-

Net assets at end of period	$135,632,341	$103,670,971	$16,278,160

** Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Total	Total
	2000	1999
Income
Dividends	$132,933,090	$63,063,515
Expenses
Mortality and expense risk
and administrative charges	22,840,568	12,790,671
Net investment income (expense)	110,092,522	50,272,844
Realized gain (loss)	7,460,605	1,456,158
Unrealized appreciation (depreciation)
during the period	(270,229,376)	135,045,958
Net increase (decrease) in net assets
from operations	(152,676,249)	186,774,960

Purchase payments from contract owners	620,501,854	650,337,588
Transfers between accounts	182,014,804	324,571,921
Contract terminations and annuity payouts	(329,043,627)	(245,405,431)
Other transfers to Keyport Life
Insurance Company	(12,761,924)	26,722
Net increase (decrease) in net assets from
contract transactions	460,711,106	729,530,800

Net assets at beginning of period	1,459,303,967	542,998,207

Net assets at end of period	$1,767,338,824	$1,459,303,967

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2000

1. Organization

Variable Account A (the "Variable Account"), is a segregated investment account of Keyport Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers ten variable annuity contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima, Keyport Exeter (formerly known as Manning & Napier), Annuitynet.com, and Rydex, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The ten contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc:
Alger American Growth Portfolio	AIM VI Capital Appreciation Fund
Alger American Small Capitalization	AIM VI Growth Fund
Portfolio	AIM VI International Equity Fund

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Emerging Growth Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Bond Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Small Company Growth Fund, VS (A)	SteinRoe Small Company Growth Fund, VS (A)
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Mortgage Securities Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Liberty Value Fund, VS (A)	Liberty Value Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Fund for Growth, VS (A)	Colonial Strategic Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Colonial U.S. Growth & Income Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Global Bond Portfolio (A)	Alliance Global Bond Portfolio (A)
Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (A)
Alliance Growth and Income Portfolio (A)
Alliance Real Estate Investment Portfolio (A)

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Fund	AIM VI Capital Appreciation Fund
AIM VI Value Fund	AIM VI Value Fund
AIM VI Growth Fund

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Mortgage Securities Fund, VS (A)	SteinRoe Mortgage Securities Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Horizons Fund, VS (B)	Colonial International Horizons Fund, VS (B)
Colonial High Yield Securities Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Crabbe Huson Real Estate
Colonial Strategic Income Fund, VS (A)	Investment Fund, VS (B)
Colonial Global Equity Fund, VS (A)
Crabbe Huson Real Estate Investment Fund, VS (B)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Global Bond Portfolio (B)	Alliance Global Bond Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Growth and Income Portfolio (B)

Franklin Templeton:	Franklin Templeton:
Templeton Developing Markets Sec Fund 2	Templeton Developing Markets Sec Fund 2

Alger American Fund:	Mitchell Hutchins Trust:
Alger American Growth Portfolio	Mitchell Hutchins Balanced Portfolio (I)
Alger American Small Capitalization	Mitchell Hutchins Global Equity Portfolio (I)
Portfolio	Mitchell Hutchins Growth Portfolio (I)
Mitchell Hutchins Growth & Income Portfolio (I)
Mitchell Hutchins Strategic Income Portfolio (I)
Mitchell Hutchins Tactical Allocation Portfolio (I)

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Keyport Charter Variable Annuity (offered in 2000)	Keyport Vista Variable Annuity (offered in 2000)

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Fund	AIM VI Capital Appreciation Fund
AIM VI International Equity	AIM VI International Equity
AIM VI Value Fund	AIM VI Value Fund

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	SteinRoe Balanced Fund, VS (B)
SteinRoe Mortgage Securities Fund, VS (B)	SteinRoe Mortgage Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth & Income Fund, VS (B)	Colonial U.S. Growth & Income Fund, VS (B)
Crabbe Huson Real Estate Investment	Crabbe Huson Real Estate Investment
Fund, VS (B)	Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunity Fund, VS (B)	Liberty Newport Japan Opportunity Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)	Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)	Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)	Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Small Cap Fund	Wanger US Small Cap Fund

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Growth & Income Portfolio (B)	Alliance Growth & Income Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Premier Growth Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)	Alliance Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity VIP Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Growth Series - SC	MFS Growth Series - SC
MFS Growth with Income Series - SC	MFS Growth with Income Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)
Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity (offered in 2000)

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Fund	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Fund	Alliance Premier Growth Portfolio (B)
AIM VI Value Fund

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Growth Series - SC
SteinRoe Mortgage Securities Fund, VS (B)	MFS Growth with Income Series - SC
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Mitchell Hutchins Trust:
Colonial High Yield Securities Fund, VS (B)	Mitchell Hutchins Balanced Portfolio (I)
Colonial Small Cap Value Fund, VS (B)	Mitchell Hutchins Global Equity Portfolio (I)
Colonial Strategic Income Fund, VS (B)	Mitchell Hutchins Growth Portfolio (I)
Crabbe Huson Real Estate Investment	Mitchell Hutchins Growth & Income Portfolio (I)
Fund, VS (B)	Mitchell Hutchins Strategic Income Portfolio (I)
Liberty All-Star Equity Fund, VS (B)	Mitchell Hutchins Tactical Allocation Portfolio (I)
Newport Tiger Fund, VS (B)

Keyport Exeter Variable Annuity

Exeter Insurance Fund, Inc:	SteinRoe Variable Investment Trust (SRVIT):
Exeter Maximum Horizon Fund	SteinRoe Money Market Fund, VS (A)
Exeter Moderate Growth Fund
Exeter Growth Fund

AnnuityNet.com Variable Annuity (offered in 2000)

Liberty Variable Investment Trust (LVIT):	SteinRoe Variable Investment Trust (SRVIT):
Colonial High Yield Securities Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Colonial US Growth & Income Fund, VS(A)	SteinRoe Mortgage Securities Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Small Cap Fund

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Rydex Variable Annuity (offered in 2000)

Rydex Variable Trust

   Rydex Nova Fund

   Rydex OTC Fund

   Rydex Precious Metals Fund

   Rydex Ursa Fund

   Rydex US Government Bond Fund

   Rydex US Government Money Market Fund

On June 1, 2000, the fund name of Colonial Growth & Inccome Fund was changed to Liberty Value Fund.

On October 11, 2000, the product name for the Manning & Napier Variable Annuity was changed to the Keyport Exeter Variable Annuity, and the fund names for Manning & Napier Maximum Horizon Portfolio, Manning & Napier Moderate Growth Portfolio, and Manning & Napier Growth Portfolio were changed to Exeter Maximum Horizon Fund, Exeter Moderate Growth Fund and Exeter Growth Fund, respectively.

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been charged against the Variable Account.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses

Keyport Advisor, Keyport Advisor Charter and Optima, Keyport Charter and Optima Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the Contact series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Optional riders are available for Keyport Advisor Charter and Optima only. The deduction is a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with income rider) and 0.10% for an enhanced death benefit (if purchased without the income rider).

Keyport Advisor Vista and Keyport Vista Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for administrative charges incurred by the Company at an effective annual rate of 0.15% of contract value. A daily deduction is also made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.

Keyport Exeter Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

AnnuityNet.com Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.65% of contract value.

Rydex Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.90% of contract value.

4. Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. SteinRoe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (LASC), a wholly-owned subsidiary of the Company, is the investment advisor to the LVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly-owned subsidiary of LASC, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is based upon the asset level of the mutual funds.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values

A summary of the accumulation unit values at December 31, 2000 and 1999 and the accumulation units and dollar value outstanding at December 31, 2000 are as follows:

	1999		2000
	UNIT	UNIT
	VALUE	VALUE	UNITS	DOLLARS
AIM VI Capital Appreciation Fund - KG17
Keyport Advisor Vista	$15.818110	$13.898187	1,600,200.47	$22,239,885

AIM VI Growth Fund - KG16
Keyport Advisor Vista	15.758600	12.357180	461,174.46	5,698,816

AIM VI International Equity Fund - KG12
Keyport Advisor Vista	15.286602	11.095271	899,320.58	9,978,206

AIM VI Value Fund - KG18
Keyport Advisor Charter	11.272026	9.488402	2,838,317.90	26,931,101

Alger American Growth Portfolio
Keyport Advisor	23.647189	19.875524	4,376,875.78	86,992,700
Employee	23.967311	20.354780	7,517.43	153,016

Alger American Small Capitalization Portfolio
Keyport Advisor	17.941512	12.881699	1,656,788.25	21,342,248
Employee	19.367492	14.050886	1,096.95	15,413

Alliance Global Bond Portfolio (A)
Keyport Advisor	10.223508	10.200933	2,428,766.33	24,775,683
Employee	10.461269	10.547027	1,229.67	12,969

Alliance Global Bond Portfolio (B)
Keyport Advisor Charter	10.138145	10.096031	421,041.69	4,250,850

Alliance Premier Growth Portfolio (A)
Keyport Advisor	25.635815	21.091269	6,086,557.32	128,373,218
Employee	25.168991	20.923231	7,767.82	162,528

Alliance Premier Growth Portfolio (B)
Keyport Advisor Charter	11.492244	9.432312	4,563,240.86	43,041,912

Alliance Growth and Income Portfolio (A)
Keyport Advisor Vista	11.964979	13.439056	548,955.74	7,377,447

Alliance Growth and Income Portfolio (B)
Keyport Advisor Optima	9.557132	10.706953	726,795.97	7,781,770

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	UNIT	UNIT
	VALUE	VALUE	UNITS	DOLLARS
Alliance Real Estate Investment Portfolio (A)
Keyport Advisor Vista	$8.439990	$10.545168	74,789.69	$788,670

Alliance Technology Portfolio (B)
Keyport Advisor Charter	14.920432	11.525363	2,476,631.10	28,544,072

Alliance Worldwide Privatization (B)
Keyport Charter	-	8.273973	25,863.49	213,994

Templeton Developing Markets Sec Fund 2
Keyport Advisor Charter	10.514681	7.046956	242,059.37	1,705,782

Fidelity VIP Equity Income Fund - SC2
Keyport Charter	-	10.761154	366,922.26	3,948,507

Fidelity VIP III Growth Opportunities Fund - SC2
Keyport Charter	-	8.333497	407,950.21	3,399,652

Liberty Value Fund, VS (A)
Keyport Advisor	22.079285	25.352693	3,597,440.63	91,204,808
Employee	23.466300	27.225976	1,798.83	48,975

Liberty Value Fund, VS (B)
Keyport Charter	-	25.303098	35,534.50	899,133

SteinRoe Global Utilities Fund, VS (A)
Keyport Advisor	22.736744	19.464675	2,185,369.25	42,537,502
Employee	24.046396	20.800617	405.61	8,437
AnnuityNet.com	-			-

Colonial International Fund for Growth, VS (A)
Keyport Advisor	14.919035	11.995720	3,158,842.79	37,892,594
Employee	16.231655	13.187460	2,129.14	28,078

Colonial Strategic Income Fund, VS (A)
Keyport Advisor	14.291029	14.101909	5,623,740.51	79,305,477
Employee	15.025887	14.981661	1,078.04	16,151
AnnuityNet.com	-			-

Colonial Strategic Income Fund, VS (B)
Keyport Charter	-	14.074909	176,932.74	2,490,312

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	UNIT	UNIT
	VALUE	VALUE	UNITS	DOLLARS

Colonial U.S. Growth & Income Fund, VS (A)
Keyport Advisor	$27.196081	$27.788412	3,673,451.15	$102,079,374
Employee	28.910163	29.847600	1,002.33	29,917
AnnuityNet.com	-			-

Colonial U.S. Growth & Income Fund, VS (B)
Keyport Charter	-	27.774424	114,566.89	3,182,029

Colonial High Yield Securities, VS (A)
Keyport Advisor Vista	9.654958	8.865879	1,123,138.42	9,957,609
AnnuityNet.com	10.020872	9.270320	16,299.24	151,099

Colonial High Yield Securities, VS (B)
Keyport Charter	-	8.844888	87,775.27	776,362

Colonial Small Cap Value Fund, VS (A)
Keyport Advisor Vista	8.992979	10.543669	303,190.29	3,196,738
AnnuityNet.com	10.480908	12.379525	73.13	905

Colonial Small Cap Value Fund, VS (B)
Keyport Charter	-	10.543674	240,930.55	2,540,293

Newport Tiger Fund, VS (A)
Keyport Advisor	13.034893	10.845661	1,046,324.99	11,348,086
Employee	13.683375	11.504183	7,178.98	82,588
AnnuityNet.com	10.436416	8.748285	60.97	533

Newport Tiger Fund, VS (B)
Keyport Charter	-	10.887689	53,352.74	580,888

Liberty All-Star Equity Portfolio, VS (A)
Keyport Advisor	12.608901	13.203161	3,979,298.15	52,539,314
Employee	12.889995	13.638173	6,929.67	94,508
AnnuityNet.com	-		-	-

Liberty All-Star Equity Portfolio, VS (B)
Keyport Charter	-	9.955955	212,378.46	2,114,430

Colonial Global Equity Fund, VS (B)
Keyport Advisor Charter	10.605447	8.800007	304,083.72	2,675,939

Colonial International Horizons Fund, VS (B)
Keyport Advisor Charter	11.683718	9.266803	504,611.29	4,676,133

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	UNIT	UNIT
	VALUE	VALUE	UNITS	DOLLARS

Crabbe Huson Real Estate Investment Fund, VS (B)
Keyport Advisor Charter	$8.908559	$10.198222	130,749.90	$1,333,417

Liberty Newport Japan Opp Fund, VS (B)
Keyport Charter	-	6.745619	11,639.06	78,513

Liberty S&P 500 Index Fund, VS (B)
Keyport Charter	-	8.925970	568,722.57	5,076,401

Liberty Select Value Fund, VS (B)
Keyport Charter	-	10.529745	132,629.89	1,396,559

Rydex Financial Services Fund, VS (B)
Keyport Charter	-	12.120670	76,716.04	929,850

Rydex Health Care Fund, VS (B)
Keyport Charter	-	11.080013	140,358.45	1,555,173

Wanger Foreign Forty Fund
Keyport Charter	-	9.697009	16,208.31	157,172

Wanger International Small Cap Fund
Keyport Charter	-	8.931027	27,906.43	249,233

Wanger Twenty Fund
Keyport Charter	-	10.392612	33,623.81	349,439

Wanger US Small Cap Fund
Keyport Charter	-	10.541409	38,719.65	408,160

Exeter Growth Fund
Exeter VA	13.907081	16.293114	20,769.84	338,405

Exeter Moderate Growth Fund
Exeter VA	12.462297	14.132898	11,991.44	169,474

MFS Emerging Growth Series IC
Keyport Advisor	26.934484	21.355215	2,012,402.22	42,975,282
Employee	29.398738	23.552359	1,787.66	42,104

MFS Bond Series IC
Keyport Advisor Vista	9.940741	10.707167	620,834.34	6,647,377

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	UNIT	UNIT
	VALUE	VALUE	UNITS	DOLLARS

MFS Research Series IC
Keyport Advisor	$17.616518	$16.531125	2,941,644.42	$48,628,692
Employee	17.581796	16.670611	2,385.85	39,774

MFS Emerging Growth Series SC
Keyport Charter	-	21.340401	200,615.59	4,281,217

MFS Growth with Income Series SC
Keyport Charter	-	9.677660	239,312.03	2,315,980

MFS Growth Series SC
Keyport Charter	-	8.795111	572,411.34	5,034,421

MFS New Discoveries Series SC
Keyport Charter	-	9.108587	240,437.71	2,190,048

Mitchell Hutchins Balanced Portfolio (I)
Keyport Advisor Optima	10.085161	10.009390	84,409.72	844,890

Mitchell Hutchins Global Equity Portfolio (I)
Keyport Advisor Optima	11.164623	9.957734	43,769.66	435,847

Mitchell Hutchins Growth Portfolio (I)
Keyport Advisor Optima	11.961619	9.527353	103,926.45	990,144

Mitchell Hutchins Growth & Income Portfolio (I)
Keyport Advisor Optima	10.509119	9.869164	71,440.28	705,056

Mitchell Hutchins Strategic Income Portfolio (I)
Keyport Advisor Optima	9.979454	9.920520	16,100.04	159,721

Mitchell Hutchins Tactical Allocation Portfolio (I)
Keyport Advisor Optima	10.469298	10.104966	1,679,299.28	16,969,262

Rydex OTC Fund
Keyport Charter	-	5.825796	275,596.88	1,605,571

Rydex US Governmnet Money Market Fund
Rydex VA	-	25.757682	5,345.84	137,696

SteinRoe Money Market Fund VS (A)
Keyport Advisor	14.762002	15.436578	7,119,645.55	109,902,964
Dollar Cost Averaging	14.670963	15.555598	15,419.60	239,861
Employee	13.162581	13.907577	4,454.11	61,946
AnnuityNet.com	10.017284	10.552915	8,104.62	85,527

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	UNIT	UNIT
	VALUE	VALUE	UNITS	DOLLARS

SteinRoe Small Company Growth Fund VS (A)
Keyport Advisor	$37.025224	$34.541388	307,004.15	$10,604,349
Employee	22.969072	21.651921	664.89	14,396

SteinRoe Balanced Fund VS (A)
Keyport Advisor	30.197093	29.459745	3,173,734.31	93,497,403
Employee	20.737572	20.442146	2,253.59	46,068
AnnuityNet.com	-	-	-	-

SteinRoe Balanced Fund VS (B)
Keyport Charter	-	29.423711	352,202.80	10,363,113

SteinRoe Mortgage Securities Fund VS (A)
Keyport Advisor	18.762170	20.526080	1,964,120.33	40,315,691
Employee	13.807372	15.262915	913.86	13,948
AnnuityNet.com	10.007897	11.030141	25,443.94	280,650

SteinRoe Mortgage Securities Fund VS (B)
Keyport Charter	-	20.470221	287,550.19	5,886,216

SteinRoe Growth Stock Fund VS (A)
Keyport Advisor	60.540522	52.531714	2,055,546.99	107,981,407
Employee	38.795882	34.014801	4,981.45	169,443
AnnuityNet.com	-			-

SteinRoe Growth Stock Fund VS (B)
Keyport Charter	-	52.458436	277,907.43	14,578,589

			82,599,484	$1,418,273,101

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2000 are shown below:

	Purchases	Sales

AIM VI Capital Appreciation Fund - KG17	$35,902,135	$7,021,123

AIM VI Growth Fund - KG16	7,038,736	2,988,646

AIM VI International Equity Fund - KG12	441,677,427	437,401,573

AIM VI Value Fund - KG18	36,417,851	5,356,764

Alger American Growth Portfolio	58,000,107	11,577,223

Alger American Small Capitalization Portfolio	28,489,716	5,576,406

Alliance Global Bond Portfolio (A)	7,432,177	5,920,815

Alliance Global Bond Portfolio (B)	5,078,679	1,103,258

Alliance Premier Growth Portfolio (A)	32,538,912	19,233,402

Alliance Premier Growth Portfolio (B)	57,892,460	7,743,432

Alliance Growth and Income Portfolio (A)	4,176,889	2,602,444

Alliance Growth and Income Portfolio (B)	13,855,422	3,647,707

Alliance Real Estate Investment Portfolio (A)	442,338	661,254

Alliance Technology Portfolio (B)	52,371,400	11,526,147

Alliance Worldwide Privatization Portfolio (B)	289,851	46,149

Templeton Developing Markets Sec. Fund 2	2,297,683	674,640

Fidelity VIP Equity Income Fund - SC2	4,322,518	176,617

Fidelity VIP Growth Opportunities Fund - SC2	4,557,841	315,713

Liberty Value Fund, VS (A)	9,981,570	17,236,080

Liberty Value Fund, VS (B)	1,029,916	51,230

SteinRoe Global Utilities Fund, VS (A)	21,628,703	6,362,933

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

Purchases		Sales

Colonial International Fund for Growth, VS (A)	$14,545,313	$11,238,181

Colonial Strategic Income Fund, VS (A)	19,947,007	21,174,130

Colonial Strategic Income Fund, VS (B)	3,683,249	448,228

Colonial U.S. Growth & Income Fund, VS (A)	32,054,506	19,993,583

Colonial U.S. Growth & Income Fund, VS (B)	3,931,963	180,102

Colonial High Yield Securities Fund, VS (A)	9,862,903	4,459,618

Colonial High Yield Securities Fund, VS (B)	1,724,534	636,423

Colonial Small Cap Value Fund, VS (A)	4,326,844	1,953,152

Colonial Small Cap Value Fund, VS (B)	3,161,570	264,426

Newport Tiger Fund, VS (A)	58,787,601	55,232,820

Newport Tiger Fund, VS (B)	13,814,227	13,269,597

Liberty All-Star Equity Fund, VS (A)	21,684,328	31,009,216

Liberty All-Star Equity Fund, VS (B)	2,756,643	183,617

Colonial Global Equity Fund, VS (B)	5,899,298	3,020,681

Colonial International Horizons Fund, VS (B)	8,394,002	2,866,923

Crabbe Huson Real Estate Investment Fund, VS (B)	2,061,684	499,552

Liberty Newport Japan Opportunities Fund, VS (A)	100,000	-

Liberty Newport Japan Opportunities Fund, VS (B)	3,709,808	1,227,934

Liberty S&P 500 Index Fund, VS (A)	100,458	-

Liberty S&P 500 Index Fund, VS (B)	11,796,536	515,157

Liberty Select Value Fund, VS (A)	101,042	-

Liberty Select Value Fund, VS (B)	3,462,802	78,241

Rydex Financial Services Fund, VS (A)	100,958	-

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales

Rydex Financial Services Fund, VS (B)	$2,200,158	$250,957

Rydex Health Care Fund, VS (A)	100,000	-

Rydex Health Care Fund, VS (B)	2,726,438	208,247

Wanger Foreign Forty Fund	159,338	9,673

Wanger International Small Cap Fund	464,649	198,735

Wanger Twenty Fund	356,176	8,704

Wanger US Small Cap Fund	422,740	9,885

Exeter Growth Fund	8,336	1,110

Exeter Moderate Growth Fund	158,965	116

MFS Emerging Growth Series IC	18,568,541	8,449,105

MFS Bond Series IC	2,444,912	1,957,002

MFS Research Series IC	11,494,087	9,063,699

MFS Emerging Growth Series SC	5,785,829	364,530

MFS Growth with Income Series SC	3,149,939	331,763

MFS Growth Series SC	6,269,486	313,659

MFS New Discoveries Series SC	2,749,506	252,843

Mitchell Hutchins Balanced Portfolio (I)	2,037,681	832,230

Mitchell Hutchins Global Equity Portfolio (I)	563,029	252,412

Mitchell Hutchins Growth Portfolio (I)	1,594,396	1,172,686

Mitchell Hutchins Growth & Income Portfolio (I)	1,244,637	704,269

Mitchell Hutchins Strategic Income Portfolio (I)	586,197	271,024

Mitchell Hutchins Tactical Allocation Portfolio (I)	18,819,193	10,868,815

Rydex OTC Fund	2,563,976	172,397

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales

Rydex US Government Money Market Fund	$137,727	$31

SteinRoe Money Market Fund VS (A)	613,716,998	566,601,799

SteinRoe Small Company Growth Fund VS (A)	46,440,335	44,683,945

SteinRoe Balanced Fund VS (A)	51,351,679	26,810,654

SteinRoe Balanced Fund VS (B)	15,074,852	1,439,754

SteinRoe Mortgage Securities Fund VS (A)	11,453,702	8,871,935

SteinRoe Mortgage Securities Fund VS (B)	7,205,128	571,035

SteinRoe Growth Stock Fund VS (A)	87,383,219	16,638,346

SteinRoe Growth Stock Fund VS (B)	19,433,074	505,772

	$1,988,094,530	$1,417,292,269

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

Report of Independent Auditors

The Board of Directors

Keyport Life Insurance Company

We have audited the consolidated balance sheets of Keyport Life Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Boston, Massachusetts

January 29, 2001

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEET

(in thousands)

	December 31,
ASSETS	2000	1999

Cash and investments:
Fixed maturities available for sale (amortized cost: 2000 - $10,728,519;
1999 - $10,846,403)	$10,668,288	$10,516,094
Equity securities (cost: 2000 - $71,489; 1999 - $30,964)	76,427	37,933
Mortgage loans	9,433	12,125
Policy loans	620,824	599,478
Other invested assets	783,043	882,318
Cash and cash equivalents	1,728,279	1,075,903
Total cash and investments	13,886,294	13,123,851

Accrued investment income	163,474	161,976
Deferred policy acquisition costs	547,901	739,194
Income taxes recoverable	-	34,771
Intangible assets	15,570	16,826
Receivable for investments sold	90,545	2,683
Other assets	91,742	53,536
Separate account assets	4,212,488	3,363,140

Total assets	$19,008,014	$17,495,977

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Policy liabilities	$11,968,489	$12,109,628
Income taxes payable	9,954	-
Deferred income taxes	161,615	267,966
Payable for investments purchased and loaned	1,364,531	754,878
Other liabilities	56,403	49,149
Separate account liabilities	4,166,787	3,300,968
Total liabilities	17,727,779	16,482,589

Stockholder's equity:
Common stock, $1.25 par value; authorized 8,000 shares;
issued and outstanding 2,412 shares	3,015	3,015
Additional paid-in capital	505,933	505,933
Retained earnings	797,606	665,055
Accumulated other comprehensive loss	(26,319)	(160,615)
Total stockholder's equity	1,280,235	1,013,388

Total liabilities and stockholder's equity	$19,008,014	$17,495,977

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED INCOME STATEMENT

(in thousands)

	Year ended December 31,
	2000	1999	1998

Revenues:
Net investment income, including distributions from private equity limited partnerships	$ 856,808	$ 805,216	$ 815,226
Interest credited to policyholders	539,643	526,574	562,238
Investment spread	317,165	278,642	252,988
Net realized investment (losses) gains	(35,796)	(41,510)	785
Net change in unrealized and undistributed gains in private equity limited partnerships	31,604	-	-
Fee income:
Surrender charges	24,266	17,730	17,487
Separate account income	43,518	33,485	20,589
Management fees	11,874	8,931	4,760
Total fee income	79,658	60,146	42,836

Expenses:
Policy benefits	4,997	3,603	2,880
Operating expenses	70,542	54,424	53,544
Amortization of deferred policy acquisition costs	116,123	97,359	77,410
Amortization of intangible assets	1,256	1,256	1,256
Total expenses	192,918	156,642	135,090

Income before income taxes	199,713	140,636	161,519
Income tax expense	57,128	45,977	52,919

Net income	$ 142,585	$ 94,659	$ 108,600

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY

(in thousands)

				Accumulated
		Additional		Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income (Loss)	Total

Balance, December 31, 1997	$3,015	$505,933	$511,796	$ 82,277	$1,103,021

Comprehensive income (loss)
Net income	-	-	108,600	-	108,600
Other comprehensive income, net of tax
Net unrealized investment losses	-	-	-	(56,024)	(56,024)
Comprehensive income					52,576
Dividends paid to Parent	-	-	(20,000)	-	(20,000)

Balance, December 31, 1998	3,015	505,933	600,396	26,253	1,135,597

Comprehensive income (loss)
Net income	-	-	94,659	-	94,659
Other comprehensive loss,
net of tax
Net unrealized investment losses	-	-	-	(186,868)	(186,868)
Comprehensive loss					(92,209)

Dividends paid to Parent	-	-	(30,000)	-	(30,000)

Balance, December 31, 1999	3,015	505,933	665,055	(160,615)	1,013,388

Comprehensive income (loss)
Net income	-	-	142,585	-	142,585
Other comprehensive loss,
net of tax
Net unrealized investment gains	-	-	-	134,296	134,296
Comprehensive income					276,881

Dividends paid to Parent	-	-	(10,034)	-	(10,034)

Balance, December 31, 2000	$3,015	$505,933	$797,606	$ (26,319)	$1,280,235

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS

(in thousands)

	Year ended December 31,
	2000	1999	1998

Cash flows from operating activities:
Net income	$ 142,585	$ 94,659	$ 108,600
Adjustments to reconcile net income to net cash
provided by operating activities:
Interest credited to policyholders	539,643	526,574	562,238
Net realized investment losses (gains)	35,796	41,510	(785)
Net change in unrealized and undistributed
gains in private equity limited partnerships	(31,604)	-	-
Net amortization on investments	59,836	79,508	75,418
Change in deferred policy acquisition costs	9,023	(17,446)	(24,193)
Change in current and deferred income taxes	5,783	53,060	1,112
Net change in other assets and liabilities	22,487	2,876	(53,786)
Net cash provided by operating activities	783,549	780,741	668,604

Cash flows from investing activities:
Investments purchased - available for sale	(3,802,286)	(4,835,872)	(6,789,048)
Investments sold - available for sale	2,877,082	4,322,679	5,405,955
Investments matured - available for sale	894,779	823,252	1,273,478
Increase in policy loans	(21,346)	(20,708)	(24,089)
Decrease in mortgage loans	2,692	42,992	5,545
Other invested assets sold (purchased), net	8,336	(17,344)	16,442
Value of business acquired, net of cash	-	-	(3,999)
Net cash (used in) provided by
investing activities	(40,743)	314,999	(115,716)

Cash flows from financing activities:
Withdrawals from policyholder accounts	(2,249,950)	(2,108,889)	(1,690,035)
Deposits to policyholder accounts	1,569,168	894,414	1,224,991
Dividends paid to Parent	(10,034)	(30,000)	(20,000)
Net change in securities lending	600,386	505,013	(510,566)
Net cash used in
financing activities	(90,430)	(739,462)	(995,610)

Change in cash and cash equivalents	652,376	356,278	(442,722)
Cash and cash equivalents at beginning of year	1,075,903	719,625	1,162,347

Cash and cash equivalents at end of year	$ 1,728,279	$ 1,075,903	$ 719,625

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

1. Accounting Policies

Organization

Keyport Life Insurance Company offers a diversified line of fixed, indexed and variable annuity products designed to serve the growing retirement savings market. These annuity products are sold through a wide-ranging network of banks, agents and security dealers throughout the United States.

The Company is a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("Liberty Financial"), which is a majority-owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

Principles of Consolidation

The consolidated financial statements include Keyport Life Insurance Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Keyport Benefit Life Insurance Company ("Keyport Benefit"), Liberty Advisory Services Corp. and Keyport Financial Services Corp. (collectively, the "Company").

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP), which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and aftertax unrealized gains and losses (net of adjustments to deferred policy acquisition costs) are reported as a separate component of accumulated other comprehensive income (loss). The cost basis of securities is adjusted for declines in value that are determined to be other than temporary. Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for amortization of deferred policy acquisition costs.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

1. Accounting Policies (continued)

For the mortgage-backed bond portion of the fixed-maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest.

Partnerships, which are included in other invested assets, are accounted for on either the cost method or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The net change in unrealized and undistributed gains in private equity limited partnerships primarily represents increases in the fair value of the underlying investments of the private equity limited partnerships that are accounted for under the equity method. This change in unrealized and undistributed gains is recorded net of the related amortization of deferred policy acquisition costs of $58.7 million for the year ended December 31, 2000. The net amounts realized, which are recognized in investment income, were $13.3 million for the year ended December 31, 2000. The financial information for these investments is obtained directly from the private equity limited partnerships on a periodic basis. The corresponding amounts in 1999 and 1998 were insignificant. Partnership investments totaled $439.0 million ($348.7 million excluding the net change in unrealized and undistributed gains in private equity limited partnerships) and $180.7 million at December 31, 2000 and 1999, respectively.

Derivatives

The Company uses interest rate swap and cap agreements to manage its interest rate risk and call options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") to hedge its obligations to provide returns based upon this index.

The Company utilizes interest rate swap agreements ("swap agreements") and interest rate cap agreements ("cap agreements") to match assets more closely to liabilities. Swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed-rate assets with interest rates credited to policyholders. The Company also utilizes total return swaps to hedge the value of certain separate account liabilities. A total return swap is an agreement to exchange payments based upon an underlying notional balance and changes in variable-rate and total-return indices.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

1. Accounting Policies (continued)

Cap agreements are agreements with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional balance) to hedge against rising interest rates.

Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest rate or price risk, designates the instruments as hedges, and assesses whether the instruments reduce the indicated risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period. From time to time, interest rate swap agreements, cap agreements and call options are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Conversely, if the terminated position was not accounted for as a hedge, or if the assets and liabilities that were hedged no longer exist, the position is "marked to market," and realized gains or losses are immediately recognized in income.

The net differential to be paid or received on interest rate swap agreements is recognized as a component of net investment income. The net differential to be paid or received on total return swaps is recognized as a component of separate account income. Premiums paid for interest rate cap agreements are deferred and amortized into net investment income on a straight-line basis over the terms of the agreements. The unamortized premium is included in other invested assets. Amounts earned on interest rate cap agreements are recorded as an adjustment to net investment income. Interest rate swap and cap agreements hedging investments designated as available for sale are adjusted to fair value, with the resulting unrealized gains and losses, net of tax, included in accumulated other comprehensive income. Total return swap agreements hedging certain separate account liabilities are adjusted to fair value, with the resulting unrealized gain/loss, net of tax, included in accumulated other comprehensive income (loss).

Premiums paid on call options are amortized into net investment income over the terms of the contracts. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date. Changes in intrinsic value of the call options are recorded as an adjustment to interest credited to policyholders. Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Call options and futures that do not qualify as hedges are carried at fair value; changes in value are immediately recognized in income.

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

1. Accounting Policies (continued)

Deferred Policy Acquisition Costs

Deferred policy acquisition costs relate to the costs of acquiring new business, which vary with, and are primarily related to, the production of new annuity business. Such acquisition costs include commissions, costs of policy issuance, and underwriting and selling expenses. These costs are deferred and amortized in relation to the present value of estimated gross profits from mortality, investment spread and expense margins not exceeding ten years for annuities and 25 years for life insurance.

Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on available for sale fixed-maturity securities. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income. Deferred policy acquisition costs were increased by $43.6 million and $235.7 million at December 31, 2000 and 1999, respectively, relating to this adjustment.

Intangible Assets

Intangible assets consist of goodwill arising from business combinations accounted for as a purchase. Amortization is provided on a straight-line basis ranging from ten to 25 years.

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuities, variable life policies and certain separate institutional accounts are segregated in separate accounts. Separate account assets consist principally of investments in mutual funds and fixed maturities and are carried at fair value. Investment income and changes in mutual fund asset values are allocated to the policyholders and, therefore, do not affect the operating results of the Company. The Company earns separate account fees for providing administrative services and bearing the mortality risk related to these contracts. The difference between investment income and interest credited on the institutional accounts is reported as separate account fee income.

As of December 31, 2000 and 1999, the Company also classified $45.7 million and $62.2 million, respectively, of investments in certain mutual funds sponsored by affiliates of the Company as separate account assets.

Policy Liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single-premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

1. Accounting Policies (continued)

Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes."

Effective July 18, 1997, due to changes in ownership of Liberty Financial, the Company is no longer included in the consolidated federal income tax return of Liberty Mutual. The Company will be eligible to file a consolidated federal income tax return with Liberty Financial in 2002. In 1998, the Company began filing a consolidated federal income tax return with its life insurance subsidiaries, Independence Life and Keyport Benefit. In 1999, Liberty Advisory Services Corp. ("LASC") and Keyport Financial Services Corp. ("KFSC") began filing consolidated federal and state income tax returns.

The Company and its life insurance subsidiaries have a tax-sharing agreement that allocates income taxes to the Company and its subsidiaries as if each entity were to file separate income tax returns. Tax benefits resulting from losses are paid to the extent such losses are utilized in the consolidated income tax return. LASC and KFSC also have a tax-sharing agreement with the same terms as those outlined above.

Cash Equivalents

Short-term investments having a maturity of three months or less when purchased are classified as cash equivalents.

Recent Accounting Pronouncement

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133." This statement amended SFAS No. 133 to defer its effective date one year to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" - an amendment of SFAS No. 133. This statement makes certain changes in the hedging provisions of SFAS No. 133 and is effective concurrent with SFAS No. 133 (collectively hereafter referred to as the "Statement"). The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset by the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. Upon adoption, the Company will be required to record a cumulative effect adjustment to reflect this accounting change.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

1. Accounting Policies (continued)

The Company estimates that the cumulative effect of adopting at January 1, 2001, reported after tax and net of related effects of deferred policy acquisition costs, will decrease net income and stockholder's equity by $55.0 million. The adoption of the Statement may increase volatility in reported income due to the requirement to mark all derivatives to fair value and the definition of an effective hedging relationship under the Statement as opposed to certain hedges the Company believes are effective economic hedges. The Company believes that it will continue to utilize its current risk management philosophy, which includes the use of derivative instruments.

2. Acquisition

On January 2, 1998, the Company acquired the common stock of American Benefit Life Insurance Company, renamed Keyport Benefit Life Insurance Company on March 31, 1998, a New York insurance company, for $7.4 million. The acquisition was accounted for as a purchase and, accordingly, operating results are included in the consolidated financial statements from the date of acquisition. In connection with the acquisition, the Company acquired assets with a fair value of $9.4 million and assumed liabilities of $3.2 million. Subsequent to the acquisition, the Company has made additional capital contributions to Keyport Benefit amounting to $57.5 million.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

3. Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses, and fair value of fixed-maturity securities are as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2000	Cost	Gains	Losses	Fair Value

U.S. Treasury securities	$ 40,243	$ 1,711	$ (111)	$ 41,843
Mortgage-backed securities of U.S.
government corporations and
agencies	893,123	16,219	(5,401)	903,941
Debt securities issued by foreign
governments	102,180	632	(265)	102,547
Corporate securities	5,597,632	88,876	(215,877)	5,470,631
Other mortgage-backed securities	2,403,173	74,566	(17,698)	2,460,041
Asset-backed securities	1,683,361	20,716	(21,753)	1,682,324
Senior secured loans	8,807	-	(1,846)	6,961

Total fixed maturities	$10,728,519	$202,720	$(262,951)	$10,668,288

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 1999	Cost	Gains	Losses	Fair Value

U.S. Treasury securities	$ 70,048	$ 4,174	$ (5,010)	$ 69,212
Mortgage-backed securities of U.S.
government corporations and
agencies	1,166,537	15,602	(29,561)	1,152,578
Debt securities issued by foreign
governments	169,396	17,775	(8,966)	178,205
Corporate securities	5,274,388	96,948	(283,305)	5,088,031
Other mortgage-backed securities	2,325,678	21,741	(94,757)	2,252,662
Asset-backed securities	1,794,814	5,905	(67,948)	1,732,771
Senior secured loans	45,542	10	(2,917)	42,635

Total fixed maturities	$10,846,403	$162,155	$(492,464)	$10,516,094

At December 31, 2000 and 1999, gross unrealized gains on equity securities and investments in separate accounts aggregated $13.4 million and $17.5 million, and gross unrealized losses aggregated $7.9 million and $0.9 million, respectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The change in net unrealized investment gains (losses) on securities included in other comprehensive income in 2000, 1999 and 1998 include: gross unrealized gains (losses) on securities of $213.4 million, $(473.9) million and $(182.2) million, respectively, reclassification adjustments for realized investment losses into net income of $45.9 million, $53.5 million and $3.5 million, respectively, and adjustments to deferred policy acquisition costs of $(192.3) million, $302.0 million and $92.5 million, respectively. The above amounts are shown before income tax (benefit) expense of $(67.3) million, $68.5 million and $(30.2) million, respectively. The 2000 and 1999 income tax (benefit) expense recorded in other comprehensive income includes a change in the valuation allowance of $(90.7) million and $109.9 million, respectively, related to unrealized capital losses on available for sale securities.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2000. At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

At December 31, 2000, $1.3 billion of fixed maturities were below investment grade.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 2000 are as follows (in thousands):

	Amortized	Fair
December 31, 2000	Cost	Value

Due in one year or less	$ 130,983	$ 127,869
Due after one year through five years	2,138,386	2,134,503
Due after five years through ten years	1,945,246	1,909,597
Due after ten years	1,534,247	1,450,013
	5,748,862	5,621,982
Mortgage and asset-backed securities	4,979,657	5,046,306

	$10,728,519	$10,668,288

Actual maturities may differ because borrowers may have the right to call or prepay obligations.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Net Investment Income

Net investment income is summarized as follows (in thousands):

Year Ended December 31,	2000	1999	1998

Fixed maturities	$807,884	$814,701	$810,521
Mortgage loans and other invested assets	85,717	28,364	18,238
Policy loans	36,985	36,306	33,251
Equity securities	276	1,513	4,369
Cash and cash equivalents	27,368	20,822	38,269
Gross investment income	958,230	901,706	904,648
Investment expenses	(21,014)	(19,300)	(17,342)
Amortization of options and interest rate caps	(80,408)	(77,190)	(72,080)

Net investment income	$856,808	$805,216	$815,226

As of December 31, 2000 and 1999, the carrying value of nonincome-producing fixed-maturity investments was $24.4 million and $22.6 million, respectively.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):

Year Ended December 31,	2000	1999	1998

Fixed maturities available for sale:
Gross gains	$ 35,430	$ 48,066	$ 72,119
Gross losses	(70,474)	(79,825)	(59,730)
Other than temporary declines in value	(16,731)	(18,276)	(28,322)
	(51,775)	(50,035)	(15,933)
Equity securities	-	-	14,754
Investments in separate accounts	4,386	-	93
Other invested assets	1,497	(3,457)	(2,397)
Gross realized investment losses	(45,892)	(53,492)	(3,483)

Amortization adjustments of deferred policy acquisition costs	10,096	11,982	4,268

Net realized investment (losses) gains	$(35,796)	$(41,510)	$ 785

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

4. Derivatives

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

			Assets (Liabilities)
			Carrying	Fair	Carrying
	Notional Amounts		Value	Value	Value	Fair Value
December 31	2000	1999	2000	2000	1999	1999

Interest rate swaps	$2,797,750	$2,917,250	$ (33,450)	$(33,450)	$ 41,405	$ 41,405
Total return swaps	1,031,595	500,000	23,936	23,936	37,778	36,326
Interest rate cap agreements	-	50,000	-	-	-	-
S&P 500 Index call options	-	-	337,712	358,164	701,067	803,144

The interest rate and total return swap agreements expire in 2001 through 2029. The interest rate cap agreement expired in 2000. The S&P 500 call options and futures maturities range from 2001 to 2008.

At December 31, 2000 and 1999, the Company had approximately $111.1 million and $128.7 million, respectively, of unamortized premium in call option contracts.

Fair values for swap and cap agreements are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions. Fair values for call options and futures contracts are based on quoted market prices.

There are risks associated with some of the techniques the Company uses to match its assets and liabilities. The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance. The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

5. Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):

	Year ended December 31,
	2000	1999	1998

Current	$ 96,219	$(10,310)	$12,150
Deferred	(29,667)	56,287	40,769
Valuation allowance	(9,424)	0	0

	$ 57,128	$ 45,977	$52,919

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

5. Income Taxes (continued)

A reconciliation of income tax expense, with the expected federal income tax expense computed at the applicable federal income tax rate of 35%, is as follows (in thousands):

	Year ended December 31,
	2000	1999	1998

Expected income tax expense	$ 69,899	$49,223	$56,532
Increase (decrease) in income taxes resulting from:
Nontaxable investment income	(2,704)	(2,111)	(2,152)
Amortization of goodwill	440	440	440
Change in valuation allowance	(9,424)
Other, net	(1,083)	(1,575)	(1,901)

Income tax expense	$ 57,128	$45,977	$52,919

The components of deferred income taxes are as follows (in thousands):

	December 31,
	2000	1999

Deferred tax assets:
Policy liabilities	$ 65,635	$ 85,197
Guaranty fund expense	2,346	2,071
Net operating loss carryforwards	1,108	1,108
Deferred fees	2,433	3,406
Net unrealized capital losses	19,155	109,900
Other	-	183
	90,677	201,865
Valuation allowance	(9,730)	(109,900)
Total deferred tax assets	80,947	91,965

Deferred tax liabilities:
Deferred policy acquisition costs	(160,089)	(231,309)
Excess of book over tax basis of investments	(72,861)	(119,814)
Separate account assets	(2,476)	(5,767)
Deferred loss on interest rate swaps	-	(152)
Other	(7,136)	(2,889)
Total deferred tax liabilities	(242,562)	(359,931)

Net deferred tax liability	$(161,615)	$(267,966)

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

5. Income Taxes (continued)

As of December 31, 2000, the Company had $54.7 million of net unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against past or future capital gains. A valuation allowance is provided when it is more likely than not that deferred tax assets will not be realized. As of December 31, 2000, the $19.1 million deferred tax asset for these unrealized losses has been reduced by a valuation allowance of $9.7 million. The Company released $9.4 million of the valuation allowance through income from operations during 2000 due to capital gain income recognized in 2000. As of December 31, 2000, the Company had approximately $3.2 million of purchased net operating loss carryforwards (relating to the acquisition of Independence Life). Utilization of these net operating loss carryforwards, which expire through 2006, is limited to $1.5 million per year. The Company believes that it will realize the benefit of this item and its remaining deferred tax assets.

Income taxes paid were $51.5 million in 2000 and $21.5 million in 1998, while income taxes refunded were $7.5 million in 1999.

6. Retirement Plans

Keyport employees and certain employees of Liberty Financial are eligible to participate in the Liberty Financial Companies, Inc. Pension Plan (the "Plan"). It is the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts are contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees are vested after five years of service. Benefits are based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment and the employee's estimated social security retirement benefit. The Company also has an unfunded nonqualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan (the "Plans") to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code. Plan assets consist principally of investments in certain mutual funds sponsored by an affiliated company.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

6. Retirement Plans (continued)

The following table sets forth the Plans' funded status (in thousands):

	December 31,
	2000	1999
Change in benefit obligation
Benefit obligation at beginning of year	$13,830	$15,282
Service cost	734	1,017
Interest cost	1,184	1,065
Actuarial (gain) loss	879	(3,167)
Benefits paid	(353)	(367)

Benefit obligation at end of year	$16,274	$13,830

Change in plan assets
Fair value of plan assets at beginning of year	$ 9,761	$ 8,390
Actual return on plan assets	53	1,377
Employer contribution	376	361
Benefits paid	(353)	(367)

Fair value of plan assets as end of year	$ 9,837	$ 9,761

Projected benefit obligation in excess of the Plans' assets	$ 6,437	$ 4,069
Unrecognized net actuarial gain (loss)	(529)	1,126
Prior service cost not yet recognized in net periodic pension cost	(97)	(115)

Accrued pension cost	$ 5,811	$ 5,080

	Year ended December 31,
	2000	1999	1998

Pension cost consists of:
Service cost benefits earned during the period	$ 734	$1,017	$ 921
Interest cost on projected benefit obligation	1,184	1,065	960
Expected return on Plan assets	(829)	(724)	(610)
Net amortization and deferred amounts	18	143	53

Total net periodic pension cost	$1,107	$1,501	$1,324

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

6. Retirement Plans (continued)

The assumptions used to develop the accrued pension obligation and pension cost are as follows:

	2000	1999	1998

Discount rate	7.75%	7.75%	6.75%
Rate of increase in compensation level	4.50	4.50	4.75
Expected long-term rate of return on assets	9.00	9.00	9.00

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans. Expenses related to these defined contribution plans totaled $.9 million in 2000, 1999 and 1998.

7. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. The aggregate fair-value amounts presented herein do not necessarily represent the underlying value of the Company, and, accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair-value information presented herein.

The following methods and assumptions were used by the Company in determining estimated fair value of financial instruments:

Fixed maturities and equity securities: Fair values for fixed-maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities. The fair values for equity securities are based on quoted market prices.

Mortgage loans: The fair value of mortgage loans is determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Policy loans: The carrying value of policy loans approximates fair value.

Other invested assets: With the exception of call options, the carrying value for assets classified as other invested assets in the accompanying consolidated balance sheet approximates their fair value. Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

7. Fair Value of Financial Instruments (continued)

Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which includes surrender charges.

Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):

	December 31,		December 31,
	2000		1999
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed-maturity securities	$10,668,288	$10,668,288	$10,516,094	$10,516,094
Equity securities	76,427	76,427	37,933	37,933
Mortgage loans	9,433	10,496	12,125	13,492
Policy loans	620,824	620,824	599,478	599,478
Other invested assets	783,043	808,495	882,318	984,395
Cash and cash equivalents	1,728,279	1,728,279	1,075,903	1,075,903
Separate accounts	4,212,488	4,212,488	3,363,140	3,363,140
Liabilities:
Policy liabilities	9,850,915	9,460,316	10,015,123	9,306,813
Separate accounts	4,166,787	4,166,787	3,300,968	3,300,968

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

8. Quarterly Financial Data (Unaudited)

The following is a tabulation of the unaudited quarterly results of operations (in thousands):

		2000 Quarters
	March 31	June 30	September 30	December 31

Net investment income, including
distributions from private equity
limited partnerships	$204,724	$215,224	$212,896	$223,964
Interest credited to policyholders	127,289	133,226	135,758	143,370
Investment spread	77,435	81,998	77,138	80,594
Net realized investment losses	(7,708)	(9,570)	(12,358)	(6,160)
Net change in unrealized and
undistributed gains in private equity
limited partnerships	14,983	7,462	5,895	3,264
Fee income	18,162	19,433	20,816	21,247
Pretax income	58,397	49,105	46,371	45,840
Net income	38,150	32,524	36,614	35,297

		1999 Quarters
	March 31	June 30	September 30	December 31

Net investment income	$204,925	$195,730	$196,724	$207,837
Interest credited to policyholders	134,778	129,409	131,301	131,086
Investment spread	70,147	66,321	65,423	76,751
Net realized investment gains (losses)	(3,094)	(11,357)	(12,331)	(14,728)
Fee income	12,084	14,673	15,962	17,427
Pretax income	39,899	31,887	31,449	37,401
Net income	26,005	20,786	22,129	25,739

The Company has restated its first and second quarter results of operations and related unaudited quarterly financial statements to reflect the after-tax net change in unrealized and undistributed gains in private equity limited partnerships. The net increase in net income resulting from such changes was $9.7 million for the quarter ended March 31, 2000 and $4.9 million for the quarter ended June 30, 2000. The corresponding amounts in 1999 were insignificant.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

9. Statutory Information

The Company's primary insurance company, Keyport Life Insurance Company, is domiciled in the State of Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department. Statutory surplus and capital and statutory net (loss) income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The Company's statutory surplus and net income (loss) are as follows (in thousands):

	Year ended December 31,
	2000	1999	1998

Statutory surplus and capital	$805,235	$877,821	$790,935
Statutory net (loss) income	(5,877)	116,289	98,894

10. Transactions with Affiliated Companies

The Company reimbursed Liberty Financial and certain affiliates for expenses incurred on its behalf for the years ended December 31, 2000, 1999 and 1998. These reimbursements included corporate, general and administrative expenses, corporate overhead, such as executive and legal support, and investment management services. The total amounts reimbursed were $7.5 million, $7.7 million and $7.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. In addition, certain affiliated companies distribute the Company's products and were paid $39.4 million, $18.3 million and $10.0 million by the Company for the years ended December 31, 2000, 1999 and 1998, respectively.

The Company is contingently liable for certain structured settlement payments being made under single-premium immediate annuities issued by Liberty Life Assurance Company. The Company is also party to guaranty agreements with its subsidiaries, Independence Life and Keyport Benefit, whereby it guarantees obligations for certain insurance polices or annuity contracts.

Dividend payments to Liberty Financial from the Company are governed by insurance laws that restrict the maximum amount of dividends that may be paid without prior approval of the State of Rhode Island Insurance Department. As of December 31, 2000, the maximum amount of dividends (based on statutory surplus and statutory net gains from operations) which may be paid by Keyport without such approval was approximately $51.3 million.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

11. Commitments and Contingencies

Leases

The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2008. Rental expense (in thousands) amounted to $6,536, $5,850 and $4,721 for the years ended December 31, 2000 1999 and 1998, respectively. The following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2000 (in thousands):

Year	Payments

2001	$7,184
2002	6,697
2003	5,745
2004	4,341
2005	4,258
Thereafter	8,688

Legal Matters

The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate, and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years. At December 31, 2000 and 1999, the reserve for such assessments was $6.7 million and $5.9 million, respectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements (continued)

11. Commitments and Contingencies (continued)

Other

On November 1, 2000, Liberty Financial announced that it has retained an investment banking firm to review its strategic alternatives, including a possible sale of the Company. To help retain its employees during this strategic review, the Company implemented a special compensation plan that provides cash retention bonuses to substantially all employees. The Company recorded a $2.0 million charge in 2000 relating to this plan. The retention bonuses are generally based on employees' base salary and/or target incentive compensation amounts, except for sales personnel, where retention bonuses are based on sales. The estimated maximum cost of the retention bonuses, assuming all covered employees remain with the Company, is approximately $28.0 million, with fifty percent payable on November 1, 2001 and the remainder payable on April 1, 2002. In the event of a change of control of the Company that occurs prior to November 1, 2001, the payments would be accelerated and the retention bonus amount would be reduced, subject to a minimum. The estimated minimum retention bonus is approximately $17.0 million and would be recognized if a change of control occurs as of May 14, 2001. The amount of the retention bonus increases from the minimum on May 14, 2001 to the maximum on October 31, 2001. In calculating the 2000 expense of $2.0 million, a turnover rate of 15% was assumed.


PART C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2000
Statement of Operations and Changes in Net Assets for the years ended December 31, 2000 and 1999
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 2000 and 1999
Consolidated Income Statement for the years ended December 31, 2000, 1999 and 1998
Consolidated Statement of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998
Consolidated Statement of Cash Flows for the years ended December 31, 2000, 1999 and 1998
Notes to Consolidated Financial Statements

(b)	Exhibits:
*	(1)	Resolution of the Board of Directors establishing Variable Account A
	(2)	Not applicable
*	(3a)	Principal Underwriter's Agreement
*	(3b)	Specimen Agreement between Principal Underwriter and Dealer
+	(4a)	Specimen Variable Annuity Contract of Keyport Life Insurance Company
**	(4b)	Form of Individual Retirement Annuity Endorsement
+	(5)	Form of Application for a Variable Annuity Contract
*	(6a)	Articles of Incorporation of Keyport Life Insurance Company
*	(6b)	By-Laws of Keyport Life Insurance Company
	(7)	Not applicable
++	(8)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Life Insurance Company
++	(9)	Opinion and Consent of Counsel
	(10)	Consent of Independent Auditors
	(11)	Not applicable
	(12)	Not applicable
#	(13)	Schedule for Computations of Performance Quotations
**	(15)	Chart of Affiliations
***	(16)	Powers of Attorney

*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.
**	Incorporated by reference to Registration Statement (File No. 333-84701) filed on or about August 6, 1999.

***	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-84701) filed on or about December 10, 1999.

+	Incorporated by reference to Registration Statement (File No. 333-92947) filed on or about December 17, 1999.

++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-92947) filed on or about March 1, 2000.
+++	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-84701) filed on or about November 15, 2000.

#	To be filed by Amendment


Item 25. Directors and Officers of the Depositor.

Name and Principal	Positions and Offices
Business Address*	with Depositor

Frederick Lippitt	Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman	Director
12 Cooke Street
Providence, RI 02906-2006

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Chief Operating Officer

Bernard R. Beckerlegge	Senior Vice President and General Counsel

William Hayward	Senior Vice President - Administration and Information Services

Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Stewart R. Morrison	Senior Vice President and Chief Investment Officer

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

Clifford O. Calderwood	Vice President

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Leslie J. Laputz	Vice President

Kenneth M. LeClair	Vice President

Jeffrey J. Lobo	Vice President - Risk Management

Thomas P. O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Ellen L. Wike	Vice President

Jane P. Wolak	Vice President

Daniel T. H. Yin	Vice President - Investments

Nancy C. Atherton	Assistant Vice President

John G. Bonvouloir	Assistant Vice President

Paul R. Coady	Assistant Vice President

Stephen Cross	Assistant Vice President and Controller

Kathleen P. Daly	Assistant Vice President

Steven M. Dionisi	Assistant Vice President

Alan R. Downey	Assistant Vice President

Gerald L. Fougere	Assistant Vice President

Brian P. Kane	Assistant Vice President

Gregory L. Lapsley	Assistant Vice President

Kevin F. Leavey	Assistant Vice President

Diane Pursley	Assistant Vice President

Richard D. Ribeiro	Assistant Vice President

Daniel T. Smyth	Assistant Vice President

Donald A. Truman	Assistant Vice President and Assistant Secretary

Christopher J. Vellante	Assistant Vice President

Frederick Lippitt	Assistant Secretary


*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

The Depositor controls Liberty Advisory Services Corp. ("LASC"), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.

The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through LASC's 100% stock ownership of KFSC. KFSC files separate financial statements.

The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

The Depositor controls Keyport Benefit Life Insurance Company ("Keyport Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. Keyport Benefit files separate financial statements.


The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-84701) filed on or about November 15, 2000.


Item 27. Number of Contract Owners.


As of March 31, 2000, there were 0 qualified contract owners and 5 non-qualified contract owners.


Item 28. Indemnification.

Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts and receives no compensation for its services. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for Variable Account A of Keyport Benefit Life Insurance Company; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Company.

The directors and officers of Keyport Financial Services Corp. are:

Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Director and Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk


*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or equivalent electronic method; and

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

SIGNATURES


SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 27th day of April, 2001.
Variable Account A
(Registrant)

BY:	Keyport Life Insurance Company
(Depositor)

BY:	/s/ Philip K.Polkinghorn*
Philip K. Polkinghorn
President

*BY:	/s/ James J. Klopper	April 27, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on or about December 10, 1999 (File No. 333-84701; 811-7543).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Frederick Lippitt*	/s/ Philip K. Polkinghorn*
Frederick Lippitt	Philip K. Polkinghorn
Director	President
(Principal Executive Officer)

/s/ Robert C. Nyman*	/s/ Bernhard M. Koch*
Robert C. Nyman	Bernhard M. Koch
Director	Senior Vice President
(Chief Financial Officer)

/s/ Philip K. Polkinghorn
Philip K. Polkinghorn
Director

*BY:	/s/ James J. Klopper	April 27, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File Nos. 333-84701; 811-7543) filed on or about December 10, 1999.


Exhibits

Item	Page

(10)	Consent of Independent Auditors